AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 62.0%
Common Stocks — 43.5%
Aerospace & Defense — 0.8%
Aerojet Rocketdyne Holdings, Inc.*(a)	19,700	$ 824,051
Arconic, Inc.(a)	683,400	10,975,404
Austal Ltd. (Australia)	483,982	861,782
Axon Enterprise, Inc.*	16,800	1,188,936
BAE Systems PLC (United Kingdom)	188,295	1,214,243
Curtiss-Wright Corp.	51,400	4,749,874
General Dynamics Corp.	106,700	14,117,477
Hexcel Corp.	67,900	2,525,201
Huntington Ingalls Industries, Inc.	27,100	4,937,891
Lockheed Martin Corp.	61,100	20,709,845
Moog, Inc. (Class A Stock)	7,800	394,134
Northrop Grumman Corp.	37,600	11,375,880
QinetiQ Group PLC (United Kingdom)	78,353	313,036
Teledyne Technologies, Inc.*	6,500	1,932,255
Thales SA (France)	5,913	495,412
Ultra Electronics Holdings PLC (United Kingdom)	4,182	103,934
United Technologies Corp.	61,900	5,839,027
Vectrus, Inc.*	8,500	351,985
		82,910,367
Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	333,172	9,060,832
Forward Air Corp.	4,400	222,860
Hub Group, Inc. (Class A Stock)*	7,500	341,025
Hyundai Glovis Co. Ltd. (South Korea)	488	36,097
Kintetsu World Express, Inc. (Japan)	5,700	83,871
SBS Holdings, Inc. (Japan)	24,100	390,158
SG Holdings Co. Ltd. (Japan)	9,100	216,900
United Parcel Service, Inc. (Class B Stock)	163,900	15,311,538
XPO Logistics, Inc.*(a)	15,000	731,250
		26,394,531
Airlines — 0.1%
Air Canada (Canada)*	58,800	658,069
Copa Holdings SA (Panama) (Class A Stock)	63,700	2,884,973
Dart Group PLC (United Kingdom)	159,564	1,090,153
Deutsche Lufthansa AG (Germany)(a)	114,372	1,079,233
JetBlue Airways Corp.*(a)	71,900	643,505
Qantas Airways Ltd. (Australia)	34,954	68,677
Turk Hava Yollari AO (Turkey)*	672,650	917,282
		7,341,892
Auto Components — 0.1%
AB Dynamics PLC (United Kingdom)(a)	17,238	243,775
Adient PLC*(a)	333,300	3,023,031
Dana, Inc.	359,700	2,809,257
Exedy Corp. (Japan)	26,800	394,878
Goodyear Tire & Rubber Co. (The)	444,000	2,584,080
Hankook Tire & Technology Co. Ltd. (South Korea)	33,050	521,829
Hyundai Mobis Co. Ltd. (South Korea)	10,425	1,442,635
Motherson Sumi Systems Ltd. (India)	23,970	19,203
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Shoei Co. Ltd. (Japan)	4,500	$ 94,501
Toyoda Gosei Co. Ltd. (Japan)	2,600	44,415
TPR Co. Ltd. (Japan)	14,500	154,203
Xinyi Glass Holdings Ltd. (Hong Kong)	66,000	75,622
		11,407,429
Automobiles — 0.4%
Bajaj Auto Ltd. (India)	2,097	55,897
Eicher Motors Ltd. (India)	536	92,947
Ferrari NV (Italy)	34,098	5,310,196
Fiat Chrysler Automobiles NV (United Kingdom)	535,299	3,919,218
Geely Automobile Holdings Ltd. (China)	118,000	172,017
General Motors Co.	327,600	6,807,528
Great Wall Motor Co. Ltd. (China) (Class H Stock)	74,000	47,392
Hyundai Motor Co. (South Korea)	15,495	1,121,208
Kia Motors Corp. (South Korea)	84,361	1,790,198
Peugeot SA (France)	352,096	4,686,938
Piaggio & C SpA (Italy)	262,154	468,230
Tesla, Inc.*	5,000	2,620,000
Toyota Motor Corp. (Japan)	123,300	7,422,861
Trigano SA (France)	1,369	87,209
Volkswagen AG (Germany)	1,941	257,754
		34,859,593
Banks — 2.3%
77 Bank Ltd. (The) (Japan)	15,200	197,072
Akbank T.A.S. (Turkey)*	48,153	40,595
Al Rajhi Bank (Saudi Arabia)	28,598	408,135
Alinma Bank (Saudi Arabia)	51,062	282,502
Ameris Bancorp	9,800	232,848
AMMB Holdings Bhd (Malaysia)	305,500	210,745
Associated Banc-Corp.	77,900	996,341
Banco Bilbao Vizcaya Argentaria SA (Spain)	396,266	1,251,239
Banco Bradesco SA (Brazil)	28,576	103,886
Banco de Sabadell SA (Spain)	326,559	166,487
Banco do Brasil SA (Brazil)	105,000	560,757
Banco Macro SA (Argentina), ADR	66,696	1,132,498
Banco Santander Brasil SA (Brazil), UTS	9,500	49,364
Bancolombia SA (Colombia)	5,441	33,594
Bancorp, Inc. (The)*	65,500	397,585
Bank AlBilad (Saudi Arabia)	8,724	47,323
Bank of America Corp.	1,245,200	26,435,596
Bank of Beijing Co. Ltd. (China) (Class A Stock)	249,300	169,527
Bank of China Ltd. (China) (Class H Stock)	3,788,000	1,447,362
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,887,000	1,762,646
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	203,100	171,402
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	64,000	65,175
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	55,400	943,462
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	156,300	$ 181,140
BankUnited, Inc.	7,800	145,860
Barclays PLC (United Kingdom)	5,416,170	6,240,063
BAWAG Group AG (Austria), 144A*	129,242	3,648,386
Berkshire Hills Bancorp, Inc.	37,600	558,736
BNK Financial Group, Inc. (South Korea)	270,441	981,559
BNP Paribas SA (France)	236,600	7,125,992
Cadence BanCorp	151,900	994,945
Cathay General Bancorp	28,100	644,895
Chiba Bank Ltd. (The) (Japan)	36,800	161,020
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	2,292,000	1,130,995
China Construction Bank Corp. (China) (Class H Stock)	2,496,000	2,028,695
China Everbright Bank Co. Ltd. (China) (Class H Stock)	863,000	329,248
China Merchants Bank Co. Ltd. (China) (Class H Stock)	93,500	421,131
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	2,915,700	2,166,835
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	996,000	407,331
CIT Group, Inc.	103,300	1,782,958
Citigroup, Inc.	507,700	21,384,324
Commercial Bank PSQC (The) (Qatar)	302,112	321,583
Credicorp Ltd. (Peru)	1,600	228,912
Credit Agricole SA (France)	749,886	5,445,899
CTBC Financial Holding Co. Ltd. (Taiwan)	348,000	205,407
Customers Bancorp, Inc.*	29,300	320,249
Danske Bank A/S (Denmark)*	37,007	417,451
DNB ASA (Norway)	480,937	5,381,909
East West Bancorp, Inc.(a)	190,845	4,912,350
Enterprise Financial Services Corp.	13,600	379,576
Fifth Third Bancorp	40,800	605,880
Financial Institutions, Inc.	10,900	197,726
First BanCorp. (Puerto Rico)	212,600	1,131,032
First Bancorp/Southern Pines NC	12,500	288,500
First Commonwealth Financial Corp.	8,600	78,604
First Horizon National Corp.(a)	405,100	3,265,106
FNB Corp.	488,700	3,601,719
Great Southern Bancorp, Inc.	3,500	141,400
Great Western Bancorp, Inc.	3,600	73,728
Grupo Financiero Galicia SA (Argentina), ADR(a)	103,777	731,628
Hachijuni Bank Ltd. (The) (Japan)	23,300	84,112
Hana Financial Group, Inc. (South Korea)	208,371	3,925,203
Hancock Whitney Corp.(a)	147,300	2,875,296
Hanmi Financial Corp.	29,100	315,735
Heartland Financial USA, Inc.	19,600	591,920
Hilltop Holdings, Inc.	77,200	1,167,264
Hiroshima Bank Ltd. (The) (Japan)	11,000	45,867
Hokuhoku Financial Group, Inc. (Japan)	5,400	48,366
Home BancShares, Inc.	22,500	269,775
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Hope Bancorp, Inc.	55,700	$ 457,854
HSBC Holdings PLC (United Kingdom)	295,438	1,659,443
Independent Bank Group, Inc.	32,900	779,072
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,939,000	1,327,228
Industrial Bank of Korea (South Korea)	256,584	1,570,635
International Bancshares Corp.	17,400	467,712
Intesa Sanpaolo SpA (Italy)	864,954	1,426,241
Investors Bancorp, Inc.	80,400	642,396
Israel Discount Bank Ltd. (Israel) (Class A Stock)	71,831	212,693
JPMorgan Chase & Co.	135,900	12,235,077
KB Financial Group, Inc. (South Korea)	84,475	2,374,745
KBC Group NV (Belgium)	103,431	4,731,677
KeyCorp	62,200	645,014
Masraf Al Rayan QSC (Qatar)	536,210	537,482
Mebuki Financial Group, Inc. (Japan)	48,900	99,952
Mediobanca Banca di Credito Finanziario SpA (Italy)	125,004	691,720
Metropolitan Bank Holding Corp.*	4,700	126,571
MidWestOne Financial Group, Inc.	6,300	131,922
Mitsubishi UFJ Financial Group, Inc. (Japan)	26,500	98,491
National Commercial Bank (Saudi Arabia)	27,900	257,099
Nishi-Nippon Financial Holdings, Inc. (Japan)	142,600	804,376
OFG Bancorp (Puerto Rico)	62,700	700,986
PacWest Bancorp	92,400	1,655,808
Pinnacle Financial Partners, Inc.(a)	56,000	2,102,240
Popular, Inc. (Puerto Rico)(a)	113,800	3,983,000
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	196,000	119,396
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	82,295	447,530
Prosperity Bancshares, Inc.(a)	11,300	545,225
Qatar Islamic Bank SAQ (Qatar)	99,184	390,355
QCR Holdings, Inc.	9,700	262,579
Republic Bancorp, Inc. (Class A Stock)	3,700	122,211
RHB Bank Bhd (Malaysia)	39,100	42,243
Riyad Bank (Saudi Arabia)	171,990	683,444
Sandy Spring Bancorp, Inc.	10,600	239,984
Sberbank of Russia PJSC (Russia)	209,300	493,500
Sberbank of Russia PJSC (Russia), ADR	36,153	339,420
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	186,500	266,542
Shinhan Financial Group Co. Ltd. (South Korea)	87,703	2,045,026
Shinsei Bank Ltd. (Japan)	10,400	138,422
Signature Bank	41,700	3,352,263
Simmons First National Corp. (Class A Stock)(a)	70,600	1,299,040
SinoPac Financial Holdings Co. Ltd. (Taiwan)	2,215,000	808,570
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	758,254	5,106,609
Societe Generale SA (France)	294,016	4,932,615

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
SpareBank 1 SMN (Norway)	268,299	$ 1,746,021
SpareBank 1 SR-Bank ASA (Norway)	276,832	1,570,541
Sterling Bancorp(a)	130,100	1,359,545
Sumitomo Mitsui Financial Group, Inc. (Japan)	72,400	1,744,673
Synovus Financial Corp.	111,900	1,964,964
TCF Financial Corp.	14,100	319,506
Turkiye Garanti Bankasi A/S (Turkey)*	322,285	395,720
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	628,571	446,410
Umpqua Holdings Corp.	163,500	1,782,150
Unicaja Banco SA (Spain), 144A	1,128,597	658,864
UniCredit SpA (Italy)	720,258	5,626,675
Valley National Bancorp	12,500	91,375
Veritex Holdings, Inc.	14,000	195,580
VTB Bank PJSC (Russia)	2,307,110,000	947,401
Wells Fargo & Co.	582,100	16,706,270
Wintrust Financial Corp.	127,200	4,179,792
Woori Financial Group, Inc. (South Korea)	202,356	1,262,603
		226,844,949
Beverages — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	180,859	468,570
Asahi Group Holdings Ltd. (Japan)	12,900	419,760
Britvic PLC (United Kingdom)	18,909	163,359
C&C Group PLC (Ireland)	203,990	497,016
Carlsberg A/S (Denmark) (Class B Stock)	35,618	4,027,721
Cia Cervecerias Unidas SA (Chile)	3,445	23,627
Coca-Cola Co. (The)	475,900	21,058,575
Coca-Cola European Partners PLC (United Kingdom)	147,400	5,531,922
Coca-Cola HBC AG (Switzerland)	53,460	1,146,910
Coca-Cola Icecek A/S (Turkey)	60,363	319,308
Diageo PLC (United Kingdom)	41,353	1,325,615
Heineken Holding NV (Netherlands)	6,769	517,310
Keurig Dr. Pepper, Inc.(a)	478,700	11,618,049
Kirin Holdings Co. Ltd. (Japan)	28,800	571,068
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	47,076
Monster Beverage Corp.*	51,400	2,891,764
National Beverage Corp.*	4,700	200,455
PepsiCo, Inc.	199,118	23,914,072
Pernod Ricard SA (France)	7,555	1,076,540
Royal Unibrew A/S (Denmark)	1,867	134,121
Sichuan Swellfun Co. Ltd. (China) (Class A Stock)	3,400	20,650
Treasury Wine Estates Ltd. (Australia)	42,318	259,872
		76,233,360
Biotechnology — 1.1%
AbbVie, Inc.(a)	266,900	20,335,111
ACADIA Pharmaceuticals, Inc.*(a)	43,900	1,854,775
Acceleron Pharma, Inc.*	17,700	1,590,699
Akcea Therapeutics, Inc.*	6,500	92,950
Anika Therapeutics, Inc.*(a)	23,300	673,603
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Arena Pharmaceuticals, Inc.*	4,000	$ 168,000
Arrowhead Pharmaceuticals, Inc.*	29,600	851,592
Athenex, Inc.*(a)	91,900	711,306
Biogen, Inc.*	56,300	17,812,194
BioSpecifics Technologies Corp.*	10,500	593,985
Castle Biosciences, Inc.*	3,200	95,392
Catalyst Pharmaceuticals, Inc.*(a)	124,500	479,325
Concert Pharmaceuticals, Inc.*	34,900	308,516
CSL Ltd. (Australia)	22,453	4,028,520
CytomX Therapeutics, Inc.*	57,700	442,559
Dicerna Pharmaceuticals, Inc.*	16,000	293,920
Eagle Pharmaceuticals, Inc.*	23,600	1,085,600
Emergent BioSolutions, Inc.*(a)	31,800	1,839,948
Exelixis, Inc.*	105,300	1,813,266
FibroGen, Inc.*	35,200	1,223,200
Gilead Sciences, Inc.	109,500	8,186,220
Halozyme Therapeutics, Inc.*	37,400	672,826
Incyte Corp.*	10,000	732,300
Insmed, Inc.*	8,800	141,064
Natera, Inc.*	41,300	1,233,218
OPKO Health, Inc.*(a)	310,900	416,606
PTC Therapeutics, Inc.*	20,900	932,349
Regeneron Pharmaceuticals, Inc.*	17,100	8,349,759
Retrophin, Inc.*(a)	72,700	1,060,693
Ultragenyx Pharmaceutical, Inc.*(a)	4,100	182,163
United Therapeutics Corp.*	77,500	7,348,938
Vanda Pharmaceuticals, Inc.*	108,900	1,128,204
Vertex Pharmaceuticals, Inc.*	77,900	18,536,305
		105,215,106
Building Products — 0.3%
American Woodmark Corp.*	32,700	1,490,139
Apogee Enterprises, Inc.	4,400	91,608
Belimo Holding AG (Switzerland)	29	186,962
Builders FirstSource, Inc.*	64,900	793,727
Bunka Shutter Co. Ltd. (Japan)	143,000	1,043,063
China Lesso Group Holdings Ltd. (China)	26,000	34,095
Cie de Saint-Gobain (France)	222,845	5,401,390
Cornerstone Building Brands, Inc.*	15,900	72,504
Fortune Brands Home & Security, Inc.	58,800	2,543,100
Geberit AG (Switzerland)	2,142	938,907
Inwido AB (Sweden)	78,051	449,547
JELD-WEN Holding, Inc.*	14,100	137,193
Johnson Controls International PLC	395,700	10,668,072
Kingspan Group PLC (Ireland)(a)	5,578	299,143
Lindab International AB (Sweden)	19,202	148,912
Nibe Industrier AB (Sweden) (Class B Stock)	11,815	171,344
Nichias Corp. (Japan)	2,400	44,722
Owens Corning	54,700	2,122,907
Patrick Industries, Inc.	5,800	163,328
Resideo Technologies, Inc.*	197,600	956,384
Sanwa Holdings Corp. (Japan)	7,300	56,875
Simpson Manufacturing Co., Inc.	5,800	359,484
Trex Co., Inc.*	1,800	144,252
Universal Forest Products, Inc.	91,200	3,391,728

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Zehnder Group AG (Switzerland)	5,183	$ 196,950
		31,906,336
Capital Markets — 1.2%
3i Group PLC (United Kingdom)	216,014	2,104,492
Affiliated Managers Group, Inc.(a)	168,600	9,971,004
Ameriprise Financial, Inc.	124,200	12,728,016
Amundi SA (France), 144A	2,215	131,080
Azimut Holding SpA (Italy)	8,899	128,599
B3 SA - Brasil Bolsa Balcao (Brazil)	86,900	595,879
Banca Generali SpA (Italy)	7,406	156,533
Bank of New York Mellon Corp. (The)	281,000	9,464,080
BlackRock, Inc.	9,300	4,091,721
Brightsphere Investment Group, Inc.	101,900	651,141
CI Financial Corp. (Canada)	21,000	208,463
Credit Suisse Group AG (Switzerland)*	424,633	3,494,254
Deutsche Boerse AG (Germany)	11,100	1,530,059
Donnelley Financial Solutions, Inc.*	35,700	188,139
Evercore, Inc. (Class A Stock)	69,500	3,201,170
Federated Hermes, Inc.	43,200	822,960
Founder Securities Co. Ltd. (China) (Class A Stock)	27,100	27,328
Goldman Sachs Group, Inc. (The)	87,600	13,542,084
Hargreaves Lansdown PLC (United Kingdom)	31,013	530,110
HDFC Asset Management Co. Ltd. (India), 144A	1,033	28,864
Intermediate Capital Group PLC (United Kingdom)	446,948	4,971,481
Jafco Co. Ltd. (Japan)	32,600	847,370
Janus Henderson Group PLC (United Kingdom)(a)	223,600	3,425,552
Legg Mason, Inc.	123,300	6,023,205
LPL Financial Holdings, Inc.	16,200	881,766
Magellan Financial Group Ltd. (Australia)	116,079	3,052,870
Morgan Stanley	400,200	13,606,800
Ninety One Ltd. (South Africa)	179,590	339,010
Ninety One Ltd. (South Africa)*	27,346	52,518
Nomura Holdings, Inc. (Japan)	1,213,700	5,108,416
Piper Sandler Cos.	3,100	156,767
Reinet Investments SCA (Luxembourg)	13,608	214,995
Samsung Securities Co. Ltd. (South Korea)	1,437	34,399
SEI Investments Co.	45,000	2,085,300
State Street Corp.	17,500	932,225
Stifel Financial Corp.	242,300	10,002,144
UBS Group AG (Switzerland)*	138,028	1,281,726
Virtus Investment Partners, Inc.(a)	5,700	433,827
Vontobel Holding AG (Switzerland)	3,818	188,220
		117,234,567
Chemicals — 0.8%
Air Water, Inc. (Japan)	10,300	142,211
Cabot Corp.	85,700	2,238,484
Corteva, Inc.	245,700	5,773,950
Dow, Inc.	41,100	1,201,764
DuPont de Nemours, Inc.	275,800	9,404,780
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Eastman Chemical Co.	142,800	$ 6,651,624
Evonik Industries AG (Germany)	7,563	157,300
Givaudan SA (Switzerland)	334	1,033,116
Huntsman Corp.(a)	396,900	5,727,267
Koppers Holdings, Inc.*	15,700	194,209
Kronos Worldwide, Inc.(a)	26,700	225,348
Kumho Petrochemical Co. Ltd. (South Korea)	14,495	767,741
LyondellBasell Industries NV (Class A Stock)	226,800	11,256,084
Minerals Technologies, Inc.	14,200	514,892
NewMarket Corp.	1,100	421,157
Orica Ltd. (Australia)	15,222	142,631
Orion Engineered Carbons SA (Luxembourg)	91,100	679,606
PhosAgro PJSC (Russia), GDR	58,677	604,449
PolyOne Corp.	285,500	5,415,935
RPM International, Inc.(a)	5,100	303,450
Scotts Miracle-Gro Co. (The)	28,400	2,908,160
Sherwin-Williams Co. (The)	25,400	11,671,808
Teijin Ltd. (Japan)	35,300	597,490
Tokuyama Corp. (Japan)	126,200	2,426,007
Tosoh Corp. (Japan)	17,600	199,240
Trinseo SA	48,300	874,713
Valvoline, Inc.	180,100	2,357,509
		73,890,925
Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	89,800	453,490
A-Living Services Co. Ltd. (China) (Class H Stock), 144A	9,500	45,806
Bravida Holding AB (Sweden), 144A	8,309	58,572
Brink’s Co. (The)	33,900	1,764,495
Country Garden Services Holdings Co. Ltd. (China)	57,000	230,043
Dai Nippon Printing Co. Ltd. (Japan)	9,400	199,855
Daiseki Co. Ltd. (Japan)	2,400	51,018
Deluxe Corp.(a)	123,500	3,202,355
Duskin Co. Ltd. (Japan)	1,600	42,177
G4S PLC (United Kingdom)	172,571	198,968
Herman Miller, Inc.	56,500	1,254,300
HNI Corp.	19,000	478,610
HomeServe PLC (United Kingdom)	21,155	278,143
Interface, Inc.	9,700	73,332
Intrum AB (Sweden)	3,277	43,471
Japan Elevator Service Holdings Co. Ltd. (Japan)(a)	1,900	43,688
Kimball International, Inc. (Class B Stock)	7,600	90,516
Knoll, Inc.	20,400	210,528
Kokuyo Co. Ltd. (Japan)	3,300	46,068
Loomis AB (Sweden) (Class B Stock)	2,899	58,494
Prestige International, Inc. (Japan)	6,700	51,542
Relia, Inc. (Japan)	5,800	56,072
Secom Co. Ltd. (Japan)	57,600	4,794,964
Serco Group PLC (United Kingdom)*	74,347	112,864
Shanghai M&G Stationery, Inc. (China) (Class A Stock)	16,057	104,423

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Sohgo Security Services Co. Ltd. (Japan)	4,500	$ 220,041
SP Plus Corp.*	21,300	441,975
Steelcase, Inc. (Class A Stock)	23,500	231,945
Tetra Tech, Inc.	78,100	5,515,422
Toppan Printing Co. Ltd. (Japan)	10,600	162,052
UniFirst Corp.	2,700	407,943
		20,923,172
Communications Equipment — 0.3%
Accton Technology Corp. (Taiwan)	257,000	1,367,299
Ciena Corp.*	154,400	6,146,664
Cisco Systems, Inc.	336,600	13,231,746
Comtech Telecommunications Corp.	7,600	101,004
Extreme Networks, Inc.*	21,400	66,126
NetScout Systems, Inc.*(a)	149,000	3,526,830
Spirent Communications PLC (United Kingdom)	412,126	1,051,351
Viavi Solutions, Inc.*(a)	118,700	1,330,627
VTech Holdings Ltd. (Hong Kong)	18,000	130,025
Yealink Network Technology Corp. Ltd. (China) (Class A Stock)	10,400	118,791
		27,070,463
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA (Spain)	14,975	291,220
Balfour Beatty PLC (United Kingdom)	40,390	107,148
Bouygues SA (France)	13,514	396,138
China National Chemical Engineering Co. Ltd. (China) (Class A Stock)	86,100	72,183
China Railway Construction Corp. Ltd. (China) (Class H Stock)	47,000	52,344
Daelim Industrial Co. Ltd. (South Korea)	29,260	1,761,176
Eiffage SA (France)	34,413	2,450,013
EMCOR Group, Inc.	189,800	11,638,536
Ferrovial SA (Spain)	28,669	687,754
GS Engineering & Construction Corp. (South Korea)	13,799	228,703
HDC Hyundai Development Co-Engineering & Construction (South Korea) (Class E Stock)	28,185	358,298
Kinden Corp. (Japan)	8,300	122,615
Kyowa Exeo Corp. (Japan)	6,300	140,443
Kyudenko Corp. (Japan)	58,100	1,559,553
MasTec, Inc.*(a)	132,300	4,330,179
Metallurgical Corp. of China Ltd. (China) (Class H Stock)	1,511,000	263,874
Morgan Sindall Group PLC (United Kingdom)	8,461	125,754
Nishimatsu Construction Co. Ltd. (Japan)	2,300	44,073
NRW Holdings Ltd. (Australia)	1,300,987	993,037
Obayashi Corp. (Japan)	527,500	4,516,775
Penta-Ocean Construction Co. Ltd. (Japan)	10,400	54,458
Sanki Engineering Co. Ltd. (Japan)	10,800	121,050
	Shares	Value
Common Stocks (continued)
Construction & Engineering (cont’d.)
Shimizu Corp. (Japan)	589,100	$ 4,601,798
SHO-BOND Holdings Co. Ltd. (Japan)	1,200	47,717
Skanska AB (Sweden) (Class B Stock)*	12,568	190,175
Sweco AB (Sweden) (Class B Stock)	3,968	112,882
Taikisha Ltd. (Japan)	1,400	40,635
Takamatsu Construction Group Co. Ltd. (Japan)	5,900	127,191
Toda Corp. (Japan)	8,600	49,908
		35,485,630
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	158,000	1,094,815
Asia Cement Corp. (Taiwan)	54,000	70,223
Buzzi Unicem SpA (Italy)	2,537	46,325
Cementir Holding NV (Italy)	20,504	111,101
China National Building Material Co. Ltd. (China) (Class H Stock)	946,000	1,031,370
China Resources Cement Holdings Ltd. (China)	322,000	382,475
CRH PLC (Ireland)	47,015	1,285,829
Eagle Materials, Inc.	109,000	6,367,780
Forterra, Inc.*	33,000	197,340
HeidelbergCement AG (Germany)	15,376	653,972
Huaxin Cement Co. Ltd. (China) (Class A Stock)	68,800	224,856
LafargeHolcim Ltd. (Switzerland)*	28,525	1,045,741
Taiwan Cement Corp. (Taiwan)	116,000	151,696
U.S. Concrete, Inc.*	8,500	154,190
United States Lime & Minerals, Inc.	1,000	73,850
Wienerberger AG (Austria)	196,561	3,105,047
		15,996,610
Consumer Finance — 0.3%
Acom Co. Ltd. (Japan)	13,500	54,780
Bajaj Finance Ltd. (India)	20,496	600,231
Capital One Financial Corp.	274,500	13,840,290
Credit Saison Co. Ltd. (Japan)	55,800	646,694
Discover Financial Services	47,200	1,683,624
Enova International, Inc.*	8,800	127,512
Navient Corp.	565,800	4,288,764
Nelnet, Inc. (Class A Stock)	1,527	69,341
OneMain Holdings, Inc.	153,400	2,933,008
Samsung Card Co. Ltd. (South Korea)	889	21,803
Shriram Transport Finance Co. Ltd. (India)	4,193	36,382
SLM Corp.	538,500	3,871,815
		28,174,244
Containers & Packaging — 0.1%
Greif, Inc. (Class A Stock)(a)	78,600	2,443,674
O-I Glass, Inc.	61,900	440,109
Rengo Co. Ltd. (Japan)	11,400	88,881
SIG Combibloc Group AG (Switzerland)*	14,744	221,882
Silgan Holdings, Inc.(a)	11,900	345,338

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Containers & Packaging (cont’d.)
Westrock Co.	93,900	$ 2,653,614
		6,193,498
Distributors — 0.2%
Arata Corp. (Japan)	8,000	344,390
D’ieteren SA/NV (Belgium)	1,009	50,048
LKQ Corp.*	735,700	15,089,207
Pool Corp.	25,900	5,096,343
		20,579,988
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*(a)	87,300	2,338,767
American Public Education, Inc.*	1,700	40,681
frontdoor, Inc.*	88,100	3,064,118
IDP Education Ltd. (Australia)	15,598	108,263
Laureate Education, Inc. (Class A Stock)*	91,300	959,563
New Oriental Education & Technology Group, Inc. (China), ADR*	8,700	941,688
Perdoceo Education Corp.*	77,400	835,146
Strategic Education, Inc.	3,200	447,232
		8,735,458
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	115,686	21,150,871
Cannae Holdings, Inc.*	22,100	740,129
EXOR NV (Netherlands)	6,141	320,793
Grupo de Inversiones Suramericana SA (Colombia)	43,658	240,108
Haci Omer Sabanci Holding A/S (Turkey)	439,926	497,740
Industrivarden AB (Sweden) (Class C Stock)	104,964	2,045,581
Jefferies Financial Group, Inc.(a)	304,400	4,161,148
KBC Ancora (Belgium)	1,671	46,616
Kinnevik AB (Sweden) (Class B Stock)	8,967	148,356
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	117,000	575,603
ORIX Corp. (Japan)	48,300	576,404
PSG Group Ltd. (South Africa)	3,588	25,768
REC Ltd. (India)	437,039	510,762
Yuanta Financial Holding Co. Ltd. (Taiwan)	2,453,000	1,260,451
		32,300,330
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,187,208	34,607,113
ATN International, Inc.	5,500	322,905
Bharti Infratel Ltd. (India)	156,960	331,918
CenturyLink, Inc.	103,000	974,380
Cogent Communications Holdings, Inc.(a)	10,200	836,094
Deutsche Telekom AG (Germany)	191,803	2,476,800
Elisa OYJ (Finland)	17,199	1,068,214
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)	40,562	155,081
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Hellenic Telecommunications Organization SA (Greece)	70,018	$ 845,937
LG Uplus Corp. (South Korea)	21,966	193,370
Nippon Telegraph & Telephone Corp. (Japan)	371,000	8,889,261
Orange SA (France)	116,953	1,432,078
Proximus SADP (Belgium)	7,767	178,150
Telecom Italia SpA (Italy), RSP	209,803	83,128
Telefonica Deutschland Holding AG (Germany)	60,130	148,665
Telekom Austria AG (Austria)	43,113	301,143
Telenor ASA (Norway)	109,311	1,589,932
Telkom SA SOC Ltd. (South Africa)	369,145	420,242
Verizon Communications, Inc.	557,500	29,954,475
		84,808,886
Electric Utilities — 0.8%
ALLETE, Inc.	69,900	4,241,532
Centrais Eletricas Brasileiras SA (Brazil)	5,424	24,906
Chubu Electric Power Co., Inc. (Japan)	305,700	4,337,518
Chugoku Electric Power Co., Inc. (The) (Japan)	55,800	782,145
CK Infrastructure Holdings Ltd. (Hong Kong)	36,500	201,506
Endesa SA (Spain)	49,432	1,056,149
Enel Americas SA (Chile)	895,737	109,468
Enel SpA (Italy)	1,065,666	7,438,463
Exelon Corp.	426,000	15,681,060
FirstEnergy Corp.	157,100	6,294,997
Fortum OYJ (Finland)	155,281	2,284,707
Iberdrola SA (Spain)	924,794	9,135,441
Inter RAO UES PJSC (Russia)	8,670,000	532,889
Interconexion Electrica SA ESP (Colombia)	10,455	43,035
Kansai Electric Power Co., Inc. (The) (Japan)	378,500	4,253,416
Manila Electric Co. (Philippines)	17,970	79,358
MGE Energy, Inc.	1,600	104,752
NRG Energy, Inc.	336,900	9,183,894
OGE Energy Corp.	99,400	3,054,562
Otter Tail Corp.	2,200	97,812
PGE Polska Grupa Energetyczna SA (Poland)*	290,612	268,001
Portland General Electric Co.(a)	32,600	1,562,844
Power Grid Corp. of India Ltd. (India)	401,565	842,865
Southern Co. (The)	144,500	7,823,230
Terna Rete Elettrica Nazionale SpA (Italy)	173,304	1,100,447
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	275,000	962,602
		81,497,599
Electrical Equipment — 0.3%
Acuity Brands, Inc.(a)	139,200	11,923,872
Atkore International Group, Inc.*	87,700	1,847,839
AZZ, Inc.	13,600	382,432
Hubbell, Inc.	63,500	7,285,990

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Johnson Electric Holdings Ltd. (Hong Kong)	31,000	$ 48,834
Legrand SA (France)	65,312	4,187,040
Mersen SA (France)	11,764	214,556
nVent Electric PLC	120,600	2,034,522
Regal Beloit Corp.	7,100	446,945
Schneider Electric SE (France)	31,982	2,722,820
Signify NV (Netherlands), 144A	7,247	139,340
Ushio, Inc. (Japan)	4,600	43,995
WEG SA (Brazil)	69,700	448,829
		31,727,014
Electronic Equipment, Instruments & Components — 0.5%
ALSO Holding AG (Switzerland)*	1,017	161,693
Anritsu Corp. (Japan)(a)	17,200	318,523
Arrow Electronics, Inc.*	94,600	4,906,902
AU Optronics Corp. (Taiwan)	2,070,000	424,227
Avnet, Inc.	74,689	1,874,694
Azbil Corp. (Japan)	7,100	184,148
Barco NV (Belgium)	724	111,653
Belden, Inc.(a)	41,100	1,482,888
Canon Marketing Japan, Inc. (Japan)	8,800	173,693
CONEXIO Corp. (Japan)	8,500	106,748
ePlus, Inc.*	6,300	394,506
Foxconn Technology Co. Ltd. (Taiwan)	201,000	329,086
Hitachi High-Tech Corp. (Japan)	38,600	2,864,792
Hitachi Ltd. (Japan)	203,100	5,889,293
Hon Hai Precision Industry Co. Ltd. (Taiwan)	950,000	2,185,794
Itron, Inc.*	25,500	1,423,665
Jabil, Inc.	275,600	6,774,248
Kingboard Laminates Holdings Ltd. (Hong Kong)	25,000	22,814
Landis+Gyr Group AG (Switzerland)*	1,593	109,787
Largan Precision Co. Ltd. (Taiwan)	7,000	874,770
LG Innotek Co. Ltd. (South Korea)	336	30,969
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	21,800	116,439
Macnica Fuji Electronics Holdings, Inc. (Japan)	65,400	805,904
Methode Electronics, Inc.(a)	27,900	737,397
Murata Manufacturing Co. Ltd. (Japan)	21,100	1,071,982
Mycronic AB (Sweden)	6,224	75,423
National Instruments Corp.	37,200	1,230,576
Nippon Signal Co. Ltd. (Japan)	161,300	1,567,896
PC Connection, Inc.	13,700	564,577
Sanmina Corp.*	2,900	79,112
ScanSource, Inc.*	21,800	466,302
Sesa SpA (Italy)	2,463	107,161
SYNNEX Corp.	121,700	8,896,270
Synnex Technology International Corp. (Taiwan)	659,000	810,910
TDK Corp. (Japan)	9,000	693,849
Venture Corp. Ltd. (Singapore)	34,900	330,092
Walsin Technology Corp. (Taiwan)	210,000	1,108,950
WPG Holdings Ltd. (Taiwan)	537,000	630,608
Yageo Corp. (Taiwan)	99,000	881,820
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zhen Ding Technology Holding Ltd. (Taiwan)	316,000	$ 970,087
		51,790,248
Energy Equipment & Services — 0.0%
BW Offshore Ltd. (Norway)*	252,588	430,482
Dialog Group Bhd (Malaysia)	85,800	60,085
Matrix Service Co.*	20,900	197,923
Oceaneering International, Inc.*	51,600	151,704
		840,194
Entertainment — 0.4%
Activision Blizzard, Inc.*	284,500	16,922,060
Capcom Co. Ltd. (Japan)	5,500	171,983
CD Projekt SA (Poland)	4,458	310,199
Cinemark Holdings, Inc.	143,100	1,458,189
Electronic Arts, Inc.*	149,100	14,935,347
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	3,600	207,389
HUYA, Inc. (China), ADR*	1,400	23,730
IMAX Corp.*	25,100	227,155
Marcus Corp. (The)	23,000	283,360
NCSoft Corp. (South Korea)	367	195,784
NetEase, Inc. (China), ADR	3,500	1,123,360
Nexon Co. Ltd. (Japan)	221,100	3,617,881
Nintendo Co. Ltd. (Japan)	3,900	1,508,118
Toei Co. Ltd. (Japan)	300	37,786
Walt Disney Co. (The)	21,400	2,067,240
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	43,500	198,448
		43,288,029
Equity Real Estate Investment Trusts (REITs) — 1.4%
Advance Residence Investment Corp. (Japan)	89	257,820
Aedifica SA (Belgium)	1,376	143,009
American Assets Trust, Inc.	22,900	572,500
American Campus Communities, Inc.	60,300	1,673,325
Apple Hospitality REIT, Inc.	267,600	2,453,892
Ascott Residence Trust (Singapore)	86,200	47,715
Ashford Hospitality Trust, Inc.	14,800	10,940
Aventus Group (Australia)	186,152	167,649
Boston Properties, Inc.	400	36,892
Braemar Hotels & Resorts, Inc.	36,400	61,880
Brixmor Property Group, Inc.(a)	455,900	4,331,050
Camden Property Trust	87,000	6,893,880
Champion REIT (Hong Kong)	1,179,000	707,825
Charter Hall Group (Australia)	647,260	2,729,266
City Office REIT, Inc.	29,800	215,454
Columbia Property Trust, Inc.	13,000	162,500
CoreCivic, Inc.	326,300	3,644,771
CorePoint Lodging, Inc.	39,500	154,840
Corporate Office Properties Trust	86,700	1,918,671
Crown Castle International Corp.	81,000	11,696,400
Daiwa Office Investment Corp. (Japan)	617	3,410,743
DiamondRock Hospitality Co.	764,700	3,884,676

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Diversified Healthcare Trust(a)	787,400	$ 2,858,262
Douglas Emmett, Inc.	187,000	5,705,370
EastGroup Properties, Inc.	3,600	376,128
EPR Properties	155,000	3,754,100
Fibra Uno Administracion SA de CV (Mexico)	74,800	58,711
First Capital Real Estate Investment Trust (Canada)	11,600	112,349
First Industrial Realty Trust, Inc.	15,000	498,450
Fortress REIT Ltd. (South Africa) (Class A Stock)	27,790	15,650
Franklin Street Properties Corp.(a)	173,054	991,599
Gaming & Leisure Properties, Inc.	139,300	3,860,003
GEO Group, Inc. (The)	477,345	5,804,515
Goodman Group (Australia)	104,215	777,834
GPT Group (The) (Australia)	123,552	275,837
Great Portland Estates PLC (United Kingdom)	347,669	2,928,013
H&R Real Estate Investment Trust (Canada)	51,300	325,523
Hersha Hospitality Trust(a)	55,500	198,690
Hibernia REIT PLC (Ireland)	47,866	55,731
Highwoods Properties, Inc.	134,400	4,760,448
Host Hotels & Resorts, Inc.(a)	273,500	3,019,440
Ichigo Office REIT Investment Corp. (Japan)	2,160	1,500,227
Japan Real Estate Investment Corp. (Japan)	77	451,970
Japan Retail Fund Investment Corp. (Japan)	174	197,199
Kenedix Office Investment Corp. (Japan)	25	131,641
Kenedix Retail REIT Corp. (Japan)	90	127,764
Keppel DC REIT (Singapore)	85,094	135,905
Kite Realty Group Trust	75,300	713,091
Klepierre SA (France)	248,132	5,225,527
LaSalle Logiport REIT (Japan)	161	217,472
Life Storage, Inc.	11,600	1,096,780
LondonMetric Property PLC (United Kingdom)	47,072	102,701
Macerich Co. (The)(a)	25,100	141,313
Mapletree Commercial Trust (Singapore)	149,000	190,505
Mapletree Logistics Trust (Singapore)	333,800	367,468
MCUBS MidCity Investment Corp. (Japan)	90	63,925
Medical Properties Trust, Inc.	163,400	2,825,186
Merlin Properties Socimi SA (Spain)	12,811	96,992
Mori Hills REIT Investment Corp. (Japan)	96	127,680
National Health Investors, Inc.	10,100	500,152
Nippon Accommodations Fund, Inc. (Japan)	59	319,438
Nippon Building Fund, Inc. (Japan)	58	388,887
Office Properties Income Trust(a)	3,700	100,825
Omega Healthcare Investors, Inc.	128,200	3,402,428
Orix JREIT, Inc. (Japan)	172	226,121
Pebblebrook Hotel Trust	81,600	888,624
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Prologis, Inc.	223,900	$ 17,994,843
Resilient REIT Ltd. (South Africa)	408	731
Retail Properties of America, Inc. (Class A Stock)	201,300	1,040,721
RioCan Real Estate Investment Trust (Canada)	34,900	400,012
RLJ Lodging Trust	139,400	1,076,168
Ryman Hospitality Properties, Inc.	144,100	5,165,985
Sabra Health Care REIT, Inc.	552,700	6,035,484
Sasseur Real Estate Investment Trust (Singapore)	490,200	202,601
Service Properties Trust	382,746	2,066,828
Simon Property Group, Inc.(a)	12,200	669,292
Spirit Realty Capital, Inc.	63,600	1,663,140
Stockland (Australia)	304,194	471,304
Takara Leben Real Estate Investment Corp. (Japan)	107	79,038
Urban Edge Properties	22,800	200,868
Warehouses De Pauw CVA (Belgium)	4,551	130,427
Weingarten Realty Investors	60,800	877,344
Xenia Hotels & Resorts, Inc.	113,300	1,166,990
		140,333,948
Food & Staples Retailing — 0.6%
Bid Corp. Ltd. (South Africa)	7,687	90,935
BIM Birlesik Magazalar A/S (Turkey)	10,358	78,423
Carrefour SA (France)	34,974	556,223
Coles Group Ltd. (Australia)	423,071	3,930,234
Colruyt SA (Belgium)	15,893	862,557
Empire Co. Ltd. (Canada) (Class A Stock)	8,000	156,498
Kesko OYJ (Finland) (Class B Stock)	3,603	204,970
Koninklijke Ahold Delhaize NV (Netherlands)	500,193	11,673,958
Kroger Co. (The)	106,600	3,210,792
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,100	149,705
Performance Food Group Co.*	56,300	1,391,736
PriceSmart, Inc.	4,100	215,455
Sonae SGPS SA (Portugal)	199,160	129,193
SPAR Group Ltd. (The) (South Africa)	41,787	424,684
Sugi Holdings Co. Ltd. (Japan)	2,200	118,200
Tesco PLC (United Kingdom)	362,249	1,022,039
US Foods Holding Corp.*	13,900	246,169
Walgreens Boots Alliance, Inc.	240,500	11,002,875
Wal-Mart de Mexico SAB de CV (Mexico)	465,600	1,096,950
Walmart, Inc.	171,600	19,497,192
Woolworths Group Ltd. (Australia)	90,865	1,960,134
X5 Retail Group NV (Russia), GDR	2,887	76,523
		58,095,445
Food Products — 0.9%
Archer-Daniels-Midland Co.	175,900	6,188,162
Associated British Foods PLC (United Kingdom)	35,031	783,499
Austevoll Seafood ASA (Norway)	141,910	999,792
Bunge Ltd.	275,100	11,287,353

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Charoen Pokphand Foods PCL (Thailand)	67,000	$ 49,210
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,220,050
Cloetta AB (Sweden) (Class B Stock)	180,068	424,970
Darling Ingredients, Inc.*	125,600	2,407,752
Emmi AG (Switzerland)	120	109,884
Fujian Sunner Development Co. Ltd. (China) (Class A Stock)	63,300	210,144
Golden Agri-Resources Ltd. (Singapore)	750,800	73,758
Greencore Group PLC (Ireland)	246,906	504,258
Gruma SAB de CV (Mexico) (Class B Stock)	4,685	36,036
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	686,500	430,055
Indofood Sukses Makmur Tbk PT (Indonesia)	1,763,500	685,271
Ingredion, Inc.	71,800	5,420,900
John B. Sanfilippo & Son, Inc.	10,600	947,640
Kraft Heinz Co. (The)	519,500	12,852,430
Lancaster Colony Corp.	13,700	1,981,568
Leroy Seafood Group ASA (Norway)	11,160	54,820
Morinaga Milk Industry Co. Ltd. (Japan)	2,400	92,555
Nestle Malaysia Bhd (Malaysia)	2,900	91,646
Nestle SA (Switzerland)	114,647	11,729,576
Nisshin Oillio Group Ltd. (The) (Japan)	32,700	1,106,858
Pilgrim’s Pride Corp.*(a)	433,800	7,860,456
Post Holdings, Inc.*(a)	43,400	3,600,898
PPB Group Bhd (Malaysia)	13,600	51,360
Prima Meat Packers Ltd. (Japan)	2,200	50,032
Standard Foods Corp. (Taiwan)	13,000	26,164
Strauss Group Ltd. (Israel)	10,231	267,043
Tassal Group Ltd. (Australia)	25,101	53,905
Tate & Lyle PLC (United Kingdom)	187,299	1,516,045
Tingyi Cayman Islands Holding Corp. (China)	26,000	42,304
Toyo Suisan Kaisha Ltd. (Japan)	3,100	149,950
Tyson Foods, Inc. (Class A Stock)	195,200	11,296,224
Uni-President China Holdings Ltd. (China)	32,000	30,812
Want Want China Holdings Ltd. (China)	118,000	85,495
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	50,800	230,340
WH Group Ltd. (Hong Kong), 144A	5,340,500	4,990,529
Wilmar International Ltd. (Singapore)	1,227,000	2,782,229
Yamazaki Baking Co. Ltd. (Japan)	22,100	461,891
		93,183,864
Gas Utilities — 0.4%
Beijing Enterprises Holdings Ltd. (China)	12,500	45,807
Chesapeake Utilities Corp.	9,500	814,245
Enagas SA (Spain)	8,851	176,772
GAIL India Ltd. (India)	136,405	137,957
Italgas SpA (Italy)	27,286	149,804
Naturgy Energy Group SA (Spain)	316,260	5,584,111
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
New Jersey Resources Corp.(a)	76,700	$ 2,605,499
ONE Gas, Inc.	24,500	2,048,690
Osaka Gas Co. Ltd. (Japan)	30,500	576,867
Snam SpA (Italy)	855,627	3,969,677
Southwest Gas Holdings, Inc.	26,400	1,836,384
Spire, Inc.(a)	71,900	5,355,112
Toho Gas Co. Ltd. (Japan)	22,100	1,007,453
Tokyo Gas Co. Ltd. (Japan)	106,500	2,528,899
UGI Corp.	572,050	15,256,574
		42,093,851
Health Care Equipment & Supplies — 1.6%
AngioDynamics, Inc.*	62,600	652,918
Ansell Ltd. (Australia)	5,218	86,420
Asahi Intecc Co. Ltd. (Japan)	12,800	317,830
Baxter International, Inc.	75,400	6,121,726
Becton, Dickinson & Co.	54,900	12,614,373
Cochlear Ltd. (Australia)	5,233	599,617
Coloplast A/S (Denmark) (Class B Stock)	5,759	835,994
CONMED Corp.	20,300	1,162,581
Danaher Corp.	92,300	12,775,243
DENTSPLY SIRONA, Inc.	249,600	9,691,968
Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	4,081	640,869
Edwards Lifesciences Corp.*	68,900	12,995,918
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	51,710	931,609
Globus Medical, Inc. (Class A Stock)*	33,300	1,416,249
GN Store Nord A/S (Denmark)	4,705	209,346
Haemonetics Corp.*	4,200	418,572
Hartalega Holdings Bhd (Malaysia)	282,300	447,202
Hill-Rom Holdings, Inc.(a)	76,700	7,716,020
Hologic, Inc.*	181,300	6,363,630
Hoya Corp. (Japan)	17,500	1,491,030
Integer Holdings Corp.*	21,000	1,320,060
Integra LifeSciences Holdings Corp.*	41,200	1,840,404
Intuitive Surgical, Inc.*	3,200	1,584,672
Koninklijke Philips NV (Netherlands)	143,531	5,786,579
Lantheus Holdings, Inc.*	58,000	740,080
LivaNova PLC*	10,700	484,175
Masimo Corp.*	49,000	8,678,880
Medtronic PLC	262,900	23,708,322
Natus Medical, Inc.*	41,400	957,582
Novocure Ltd.*(a)	6,000	404,040
NuVasive, Inc.*	5,600	283,696
Olympus Corp. (Japan)	114,100	1,656,178
Quidel Corp.*	15,900	1,555,179
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	524,000	658,061
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	6,200	229,192
Siemens Healthineers AG (Germany), 144A	8,780	346,028
STERIS PLC	16,900	2,365,493
Stryker Corp.	70,500	11,737,545

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Sysmex Corp. (Japan)	7,700	$ 554,743
Top Glove Corp. Bhd (Malaysia)	549,100	818,646
Varex Imaging Corp.*	27,000	613,170
West Pharmaceutical Services, Inc.	64,600	9,835,350
		153,647,190
Health Care Providers & Services — 1.3%
AMN Healthcare Services, Inc.*	9,400	543,414
Anthem, Inc.	49,000	11,124,960
Bangkok Dusit Medical Services PCL (Thailand)	1,702,600	975,795
Bumrungrad Hospital PCL (Thailand)	86,000	298,783
Chemed Corp.	2,100	909,720
China National Accord Medicines Corp. Ltd. (China) (Class A Stock)	4,600	25,835
Cigna Corp.	105,762	18,738,911
CVS Health Corp.	321,000	19,044,930
DaVita, Inc.*(a)	59,600	4,533,176
Encompass Health Corp.(a)	7,100	454,613
Fresenius Medical Care AG & Co. KGaA (Germany)	12,332	815,786
Fresenius SE & Co. KGaA (Germany)	148,016	5,477,055
HCA Healthcare, Inc.	111,500	10,018,275
Humana, Inc.	46,900	14,727,538
Life Healthcare Group Holdings Ltd. (South Africa)	195,459	201,666
Magellan Health, Inc.*	24,900	1,197,939
Medipal Holdings Corp. (Japan)	237,700	4,458,040
MEDNAX, Inc.*(a)	209,300	2,436,252
Molina Healthcare, Inc.*	37,200	5,197,212
National HealthCare Corp.	2,100	150,633
Netcare Ltd. (South Africa)	30,506	25,335
NMC Health PLC (United Arab Emirates)	21,382	27,849
Ryman Healthcare Ltd. (New Zealand)	22,297	135,525
Select Medical Holdings Corp.*	72,400	1,086,000
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	20,500	34,732
Ship Healthcare Holdings, Inc. (Japan)	2,500	102,160
Summerset Group Holdings Ltd. (New Zealand)	215,848	694,342
Suzuken Co. Ltd. (Japan)	113,400	4,126,990
Tenet Healthcare Corp.*	28,000	403,200
Toho Holdings Co. Ltd. (Japan)	90,900	1,911,593
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	24,623	347,184
UnitedHealth Group, Inc.	50,800	12,668,504
		122,893,947
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	477,100	3,358,784
Computer Programs & Systems, Inc.	15,100	335,975
Evolent Health, Inc. (Class A Stock)*	28,600	155,298
HMS Holdings Corp.*	17,400	439,698
Inovalon Holdings, Inc. (Class A Stock)*	20,400	339,864
NextGen Healthcare, Inc.*	55,600	580,464
Omnicell, Inc.*	23,700	1,554,246
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Simulations Plus, Inc.	10,200	$ 356,184
Teladoc Health, Inc.*	3,600	558,036
		7,678,549
Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd. (Australia)	22,733	295,560
Betsson AB (Sweden)*	16,239	64,982
Biglari Holdings, Inc. (Class B Stock)*	1,500	77,100
Brinker International, Inc.(a)	166,700	2,002,067
Compass Group PLC (United Kingdom)	91,564	1,430,288
Del Taco Restaurants, Inc.*	64,000	219,520
Doutor Nichires Holdings Co. Ltd. (Japan)	3,000	45,554
Dunkin’ Brands Group, Inc.(a)	28,300	1,502,730
Elior Group SA (France), 144A	8,808	58,269
Evolution Gaming Group AB (Sweden), 144A	152,617	5,160,908
Extended Stay America, Inc., UTS	118,900	869,159
Flight Centre Travel Group Ltd. (Australia)	24,643	161,523
Flutter Entertainment PLC (Ireland)	11,730	1,058,653
Genting Malaysia Bhd (Malaysia)	79,200	36,509
Greggs PLC (United Kingdom)	174,872	3,497,753
Hilton Grand Vacations, Inc.*	24,500	386,365
InterContinental Hotels Group PLC (United Kingdom)	1,554	66,772
Kangwon Land, Inc. (South Korea)	24,012	387,435
Marriott International, Inc. (Class A Stock)	20,900	1,563,529
Marriott Vacations Worldwide Corp.	136,100	7,564,438
McDonald’s Corp.(a)	56,400	9,325,740
McDonald’s Holdings Co. Japan Ltd. (Japan)	3,800	171,524
Mitchells & Butlers PLC (United Kingdom)*	36,616	82,641
Norwegian Cruise Line Holdings Ltd.*(a)	125,500	1,375,480
Ohsho Food Service Corp. (Japan)	1,600	85,749
OPAP SA (Greece)	4,479	34,160
Oriental Land Co. Ltd. (Japan)	7,200	916,097
Penn National Gaming, Inc.*	216,000	2,732,400
Royal Caribbean Cruises Ltd.(a)	208,700	6,713,879
Ruth’s Hospitality Group, Inc.	18,300	122,244
Saizeriya Co. Ltd. (Japan)	2,200	41,730
Shenzhen Overseas Chinese Town Co. Ltd. (China) (Class A Stock)	105,700	95,222
SSP Group PLC (United Kingdom)	25,783	98,027
Starbucks Corp.	77,300	5,081,702
Sushiro Global Holdings Ltd. (Japan)	3,200	47,297
Texas Roadhouse, Inc.(a)	137,500	5,678,750
TUI AG (Germany)	25,414	113,246
Twin River Worldwide Holdings, Inc.(a)	26,800	348,668
Wendy’s Co. (The)	26,100	388,368
Wyndham Destinations, Inc.	160,100	3,474,170
Wyndham Hotels & Resorts, Inc.	16,200	510,462
		63,886,670

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	137,057	$ 743,154
Beazer Homes USA, Inc.*	24,800	159,712
Berkeley Group Holdings PLC (United Kingdom)	120,276	5,361,624
Casio Computer Co. Ltd. (Japan)(a)	13,000	181,092
Cavco Industries, Inc.*	7,800	1,130,532
Countryside Properties PLC (United Kingdom), 144A	17,872	63,319
Coway Co. Ltd. (South Korea)	37,348	1,770,177
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	11,500	84,571
Haseko Corp. (Japan)	14,600	156,038
Lennar Corp. (Class A Stock)	185,800	7,097,560
LG Electronics, Inc. (South Korea)	24,785	973,372
LGI Homes, Inc.*	4,900	221,235
M/I Homes, Inc.*	86,700	1,433,151
Meritage Homes Corp.*	72,800	2,657,928
Nien Made Enterprise Co. Ltd. (Taiwan)	70,000	418,395
Persimmon PLC (United Kingdom)	58,377	1,381,041
Redrow PLC (United Kingdom)	319,903	1,428,800
Rinnai Corp. (Japan)	2,100	148,585
Sekisui Chemical Co. Ltd. (Japan)	19,100	249,840
Sekisui House Ltd. (Japan)	32,600	538,677
Sony Corp. (Japan)	142,000	8,434,121
Starts Corp., Inc. (Japan)	10,800	200,203
Sumitomo Forestry Co. Ltd. (Japan)	7,100	90,773
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	44,800	114,031
Tamron Co. Ltd. (Japan)	17,900	300,752
Taylor Morrison Home Corp.*	194,700	2,141,700
Taylor Wimpey PLC (United Kingdom)	412,112	601,052
Tempur Sealy International, Inc.*	53,400	2,334,114
TRI Pointe Group, Inc.*(a)	92,800	813,856
Vistry Group PLC (United Kingdom)	8,615	61,703
Whirlpool Corp.(a)	34,800	2,985,840
		44,276,948
Household Products — 0.4%
Central Garden & Pet Co. (Class A Stock)*	12,400	317,068
Energizer Holdings, Inc.(a)	1,300	39,325
Essity AB (Sweden) (Class B Stock)	195,235	6,016,338
Henkel AG & Co. KGaA (Germany)	6,005	444,280
Hindustan Unilever Ltd. (India)	15,144	459,781
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	35,900	54,571
Procter & Gamble Co. (The)(a)	334,500	36,795,000
		44,126,363
Independent Power & Renewable Electricity Producers — 0.1%
Aboitiz Power Corp. (Philippines)	64,800	33,535
AES Corp.	336,400	4,575,040
Colbun SA (Chile)	4,574,507	497,055
Drax Group PLC (United Kingdom)	636,802	1,209,657
Electric Power Development Co. Ltd. (Japan)	47,100	951,902
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
NTPC Ltd. (India)	633,721	$ 703,185
Vistra Energy Corp.	406,400	6,486,144
		14,456,518
Industrial Conglomerates — 0.6%
3M Co.	67,500	9,214,425
Carlisle Cos., Inc.	26,300	3,294,864
CIR SpA-Compagnie Industriali (Italy)	280,588	130,709
CITIC Ltd. (China)	1,468,000	1,537,380
CJ Corp. (South Korea)	7,047	371,967
CK Hutchison Holdings Ltd. (United Kingdom)	656,000	4,396,890
General Electric Co.	2,414,800	19,173,512
Hanwha Corp. (South Korea)	26,213	327,221
Honeywell International, Inc.	99,200	13,271,968
Lifco AB (Sweden) (Class B Stock)	2,817	103,499
Nolato AB (Sweden) (Class B Stock)	1,171	52,645
Shanghai Industrial Holdings Ltd. (China)	34,000	51,292
Shun Tak Holdings Ltd. (Hong Kong)	6,704,000	2,277,347
Sime Darby Bhd (Malaysia)	66,900	25,947
SM Investments Corp. (Philippines)	16,315	260,478
TOKAI Holdings Corp. (Japan)	35,000	303,791
Toshiba Corp. (Japan)	20,800	455,532
		55,249,467
Insurance — 1.3%
Aegon NV (Netherlands)	986,145	2,486,179
Ageas (Belgium)	24,153	999,214
AIA Group Ltd. (Hong Kong)	117,600	1,059,288
Alleghany Corp.	13,000	7,180,550
Allianz SE (Germany)	26,492	4,563,719
Allstate Corp. (The)	144,100	13,218,293
American Equity Investment Life Holding Co.	96,700	1,817,960
American Financial Group, Inc.	90,100	6,314,208
American International Group, Inc.	331,000	8,026,750
ASR Nederland NV (Netherlands)	5,142	129,157
Aviva PLC (United Kingdom)	148,194	488,182
AXA SA (France)	28,820	496,919
BB Seguridade Participacoes SA (Brazil)	62,600	302,392
Brighthouse Financial, Inc.*	43,500	1,051,395
Brown & Brown, Inc.	22,700	822,194
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	21,925	532,684
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	61,800	186,532
Coface SA (France)	262,501	1,694,399
Dai-ichi Life Holdings, Inc. (Japan)	60,400	722,347
DB Insurance Co. Ltd. (South Korea)	8,607	244,478
Direct Line Insurance Group PLC (United Kingdom)	163,622	599,263
Fairfax Financial Holdings Ltd. (Canada)	1,800	551,818
First American Financial Corp.	125,600	5,326,696
Genworth Financial, Inc. (Class A Stock)*	312,300	1,036,836

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Gjensidige Forsikring ASA (Norway)	13,701	$ 231,998
Great-West Lifeco, Inc. (Canada)	32,700	564,867
Grupo Catalana Occidente SA (Spain)	12,281	247,814
Hannover Rueck SE (Germany)	3,532	508,208
Hanover Insurance Group, Inc. (The)	29,600	2,681,168
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	24,195	448,349
iA Financial Corp., Inc. (Canada)	17,200	540,701
Intact Financial Corp. (Canada)	7,400	639,567
IRB Brasil Resseguros S/A (Brazil)	16,600	30,989
Japan Post Insurance Co. Ltd. (Japan)	15,300	188,766
Legal & General Group PLC (United Kingdom)	2,177,527	5,166,974
Liberty Holdings Ltd. (South Africa)	4,030	14,871
Lincoln National Corp.	321,800	8,469,776
Manulife Financial Corp. (Canada)	44,600	559,996
MetLife, Inc.	417,700	12,769,089
Momentum Metropolitan Holdings (South Africa)(a)	531,286	463,118
MS&AD Insurance Group Holdings, Inc. (Japan)	175,600	4,908,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	25,597	5,143,492
National General Holdings Corp.	62,200	1,029,410
New China Life Insurance Co. Ltd. (China) (Class H Stock)	205,200	633,544
NN Group NV (Netherlands)	38,538	1,029,261
Old Mutual Ltd. (South Africa)	116,968	77,171
Old Republic International Corp.	333,600	5,087,400
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	168,000	161,825
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	200,000	1,959,534
Porto Seguro SA (Brazil)	92,900	792,031
Reinsurance Group of America, Inc.	18,600	1,565,004
SCOR SE (France)	24,102	532,054
Selective Insurance Group, Inc.	11,700	581,490
Sompo Holdings, Inc. (Japan)	114,800	3,554,577
Stewart Information Services Corp.	4,300	114,681
Sul America SA (Brazil), UTS	51,700	338,591
Sun Life Financial, Inc. (Canada)	19,700	633,709
Swiss Life Holding AG (Switzerland)	6,360	2,162,802
T&D Holdings, Inc. (Japan)	19,100	154,825
Third Point Reinsurance Ltd. (Bermuda)*	76,400	566,124
Tryg A/S (Denmark)	6,738	165,121
Unipol Gruppo SpA (Italy)	803,028	2,782,620
UNIQA Insurance Group AG (Austria)	6,462	50,377
Universal Insurance Holdings, Inc.	18,200	326,144
Unum Group	114,200	1,714,142
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	2,678	49,935
Zurich Insurance Group AG (Switzerland)	8,448	2,981,752
		132,473,655
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	36,700	$ 42,643,565
Alphabet, Inc. (Class C Stock)*	33,393	38,829,714
Auto Trader Group PLC (United Kingdom), 144A	255,612	1,382,421
Baidu, Inc. (China), ADR*	6,400	645,056
Cars.com, Inc.*(a)	273,100	1,174,330
Facebook, Inc. (Class A Stock)*	331,100	55,227,480
Info Edge India Ltd. (India)	1,434	38,335
JOYY, Inc. (China), ADR*	1,400	74,564
Kakao Corp. (South Korea)	2,229	281,952
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	69,300	124,740
Meet Group, Inc. (The)*(a)	14,400	84,528
Momo, Inc. (China), ADR	25,400	550,926
QuinStreet, Inc.*	13,000	104,650
Rightmove PLC (United Kingdom)	33,797	203,635
Tencent Holdings Ltd. (China)	116,600	5,737,815
TripAdvisor, Inc.(a)	347,400	6,041,286
Z Holdings Corp. (Japan)	141,600	455,435
		153,600,432
Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com, Inc. (Class A Stock)*	49,600	656,208
Alibaba Group Holding Ltd. (China), ADR*	40,982	7,970,179
Amazon.com, Inc.*	27,300	53,227,356
B2W Cia Digital (Brazil)*	4,900	45,123
boohoo Group PLC (United Kingdom)*	1,797,043	4,262,278
Booking Holdings, Inc.*	12,400	16,681,968
CJ ENM Co. Ltd. (South Korea)	10,972	930,360
eBay, Inc.(a)	178,100	5,353,686
HelloFresh SE (Germany)*	4,931	165,688
JD.com, Inc. (China), ADR*	38,500	1,559,250
Meituan Dianping (China) (Class B Stock)*	23,400	280,643
Naspers Ltd. (South Africa) (Class N Stock)	4,351	618,158
PetMed Express, Inc.	5,400	155,412
Qurate Retail, Inc. (Class A Stock)*(a)	405,600	2,476,188
Stamps.com, Inc.*	25,100	3,265,008
Vipshop Holdings Ltd. (China), ADR*	40,300	627,874
		98,275,379
IT Services — 1.7%
Accenture PLC (Class A Stock)	139,500	22,774,770
Alten SA (France)	1,683	120,333
Amadeus IT Group SA (Spain)	19,172	910,578
Atos SE (France)	10,165	684,793
Automatic Data Processing, Inc.	76,900	10,510,692
Bechtle AG (Germany)	2,039	257,899
CACI International, Inc. (Class A Stock)*	25,100	5,299,865
CGI, Inc. (Canada)*	6,500	351,904
Cognizant Technology Solutions Corp. (Class A Stock)	311,000	14,452,170
Computacenter PLC (United Kingdom)	3,757	66,770
CoreLogic, Inc.	91,300	2,788,302

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Digital Garage, Inc. (Japan)	1,700	$ 54,096
EVERTEC, Inc. (Puerto Rico)	9,800	222,754
ExlService Holdings, Inc.*	1,200	62,436
Fujitsu Ltd. (Japan)	70,400	6,386,703
Hackett Group, Inc. (The)	5,600	71,232
HCL Technologies Ltd. (India)	1,024,587	5,904,187
Infosys Ltd. (India)	136,174	1,140,843
International Business Machines Corp.	170,600	18,924,658
Itochu Techno-Solutions Corp. (Japan)	6,200	177,434
KBR, Inc.(a)	496,800	10,273,824
Leidos Holdings, Inc.	146,800	13,454,220
MAXIMUS, Inc.	26,300	1,530,660
NEC Corp. (Japan)	8,500	309,541
NET One Systems Co. Ltd. (Japan)	5,000	103,548
Nihon Unisys Ltd. (Japan)	118,000	3,163,437
Nomura Research Institute Ltd. (Japan)	46,900	993,733
NSD Co. Ltd. (Japan)	3,600	48,072
Obic Co. Ltd. (Japan)	3,400	446,668
Otsuka Corp. (Japan)	13,500	573,756
Perficient, Inc.*	3,200	86,688
Perspecta, Inc.	444,200	8,102,208
SCSK Corp. (Japan)	4,100	183,145
Softcat PLC (United Kingdom)	13,043	167,275
Tata Consultancy Services Ltd. (India)	66,292	1,599,851
Tech Mahindra Ltd. (India)	223,523	1,678,281
TIS, Inc. (Japan)	262,900	4,351,107
TTEC Holdings, Inc.	17,500	642,600
Virtusa Corp.*	32,400	920,160
Visa, Inc. (Class A Stock)(a)	155,300	25,021,936
Wipro Ltd. (India)	644,121	1,674,525
Wirecard AG (Germany)(a)	4,393	504,427
		166,992,081
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	7,200	349,352
Brunswick Corp.(a)	226,800	8,021,916
Games Workshop Group PLC (United Kingdom)	14,433	772,892
Malibu Boats, Inc. (Class A Stock)*	5,400	155,466
MasterCraft Boat Holdings, Inc.*	30,300	221,190
Polaris, Inc.	27,500	1,324,125
Sega Sammy Holdings, Inc. (Japan)	9,300	112,828
Shimano, Inc. (Japan)	4,100	586,780
		11,544,549
Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc. (Class A Stock)*	10,100	3,540,656
Bio-Techne Corp.	11,500	2,180,630
Bruker Corp.(a)	9,100	326,326
Charles River Laboratories International, Inc.*	69,500	8,771,595
Hangzhou Tigermed Consulting Co. Ltd. (China) (Class A Stock)	8,800	79,450
IQVIA Holdings, Inc.*	67,300	7,258,978
Medpace Holdings, Inc.*(a)	17,300	1,269,474
PRA Health Sciences, Inc.*(a)	81,600	6,776,064
QIAGEN NV*	12,990	531,666
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Sartorius Stedim Biotech (France)	22,781	$ 4,579,296
Syneos Health, Inc.*	17,200	678,024
Thermo Fisher Scientific, Inc.	6,000	1,701,600
		37,693,759
Machinery — 0.7%
Aalberts NV (Netherlands)	8,607	203,056
AGCO Corp.(a)	105,500	4,984,875
Alfa Laval AB (Sweden)	18,167	312,489
Allison Transmission Holdings, Inc.(a)	79,200	2,582,712
Altra Industrial Motion Corp.	39,000	682,110
Amada Holdings Co. Ltd. (Japan)	18,800	148,057
Atlas Copco AB (Sweden) (Class A Stock)	82,255	2,755,312
Atlas Copco AB (Sweden) (Class B Stock)	45,585	1,339,787
Chart Industries, Inc.*	8,600	249,228
Crane Co.	67,600	3,324,568
Cummins, Inc.	3,600	487,152
Deere & Co.	6,200	856,592
Dover Corp.	10,600	889,764
Epiroc AB (Sweden) (Class A Stock)	66,453	654,639
Epiroc AB (Sweden) (Class B Stock)	56,851	560,306
Gates Industrial Corp. PLC*(a)	37,800	278,964
Glory Ltd. (Japan)	2,000	46,087
Graco, Inc.	11,900	579,887
Hefei Meiya Optoelectronic Technology, Inc. (China) (Class A Stock)	25,824	136,365
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	222	35,711
Ingersoll Rand, Inc.*	6,636	164,573
Interpump Group SpA (Italy)	4,280	103,639
ITT, Inc.	108,400	4,917,024
Kone OYJ (Finland) (Class B Stock)	12,153	690,235
Kurita Water Industries Ltd. (Japan)	6,000	139,099
Lydall, Inc.*	5,500	35,530
Metso OYJ (Finland)	19,765	471,446
Middleby Corp. (The)*	34,500	1,962,360
Miura Co. Ltd. (Japan)	5,700	202,751
Mueller Industries, Inc.	38,100	912,114
Organo Corp. (Japan)	13,300	674,056
Oshkosh Corp.(a)	235,800	15,169,014
Rexnord Corp.	33,300	754,911
Sandvik AB (Sweden)	109,587	1,541,391
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	54,640	133,267
Schindler Holding AG (Switzerland)	734	154,626
Shinmaywa Industries Ltd. (Japan)	4,300	44,789
Sinotruk Hong Kong Ltd. (China)	20,500	33,985
SKF AB (Sweden) (Class B Stock)	53,132	729,245
SPX Corp.*	33,200	1,083,648
Standex International Corp.	12,100	593,142
Terex Corp.	85,000	1,220,600
Timken Co. (The)	120,500	3,896,970
Valmet OYJ (Finland)	41,846	821,987
Volvo AB (Sweden) (Class B Stock)	497,210	5,967,066
Wabash National Corp.	78,900	569,658

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Watts Water Technologies, Inc. (Class A Stock)	1,500	$ 126,975
Weichai Power Co. Ltd. (China) (Class H Stock)	356,000	569,653
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	39,800	28,205
Yangzijiang Shipbuilding Holdings Ltd. (China)	84,900	49,442
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)	483,600	348,746
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	243,778	194,753
		65,412,561
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	142	118,655
Costamare, Inc. (Monaco)	49,800	225,096
MISC Bhd (Malaysia)	280,800	481,938
SITC International Holdings Co. Ltd. (China)	88,000	82,055
		907,744
Media — 0.4%
Altice Europe NV (Netherlands)*	22,902	88,668
AMC Networks, Inc. (Class A Stock)*(a)	5,100	123,981
Cable One, Inc.(a)	3,500	5,754,035
Comcast Corp. (Class A Stock)	125,600	4,318,128
Cyfrowy Polsat SA (Poland)	6,332	36,491
Discovery, Inc. (Class A Stock)*(a)	144,900	2,816,856
Discovery, Inc. (Class C Stock)*	302,200	5,300,588
Entercom Communications Corp. (Class A Stock)	34,500	58,995
Future PLC (United Kingdom)	7,975	98,956
Meredith Corp.	27,900	340,938
MultiChoice Group (South Africa)*	10,458	49,909
Publicis Groupe SA (France)	136,445	3,912,129
SKY Perfect JSAT Holdings, Inc. (Japan)	13,300	47,093
TEGNA, Inc.	111,000	1,205,460
Telenet Group Holding NV (Belgium)	78,552	2,373,441
ValueCommerce Co. Ltd. (Japan)	5,500	89,818
ViacomCBS, Inc. (Class B Stock)(a)	759,636	10,642,500
WPP PLC (United Kingdom)	57,756	393,065
		37,651,051
Metals & Mining — 0.8%
Acerinox SA (Spain)	6,632	44,594
Allegheny Technologies, Inc.*(a)	135,600	1,152,600
Alrosa PJSC (Russia)	704,710	560,250
Alumina Ltd. (Australia)	156,133	138,638
Anglo American Platinum Ltd. (South Africa)	12,748	536,808
Anglo American PLC (South Africa)	336,143	5,892,647
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
APERAM SA (Luxembourg)	2,432	$ 50,764
ArcelorMittal SA (Luxembourg)	38,797	369,256
Aurubis AG (Germany)	1,247	51,569
BHP Group Ltd. (Australia)	180,013	3,191,697
BHP Group PLC (Australia)	464,559	7,187,472
BlueScope Steel Ltd. (Australia)	34,014	180,484
Centamin PLC (Egypt)	145,246	219,656
China Zhongwang Holdings Ltd. (China)	965,600	253,342
Cia Siderurgica Nacional SA (Brazil)	14,400	19,482
Coronado Global Resources, Inc. (Australia), CDI, 144A	2,584,649	1,819,618
Dowa Holdings Co. Ltd. (Japan)	2,000	52,087
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	1,428,178	1,622,660
Evolution Mining Ltd. (Australia)	96,619	226,432
Evraz PLC (Russia)	373,366	1,063,525
Ferrexpo PLC (Ukraine)	30,185	44,101
Fortescue Metals Group Ltd. (Australia)	1,109,445	6,813,470
Glencore PLC (Switzerland)*	626,607	948,820
Hunan Valin Steel Co. Ltd. (China) (Class A Stock)*	377,300	207,810
IGO Ltd. (Australia)	848,138	2,196,943
Impala Platinum Holdings Ltd. (South Africa)	110,915	467,507
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	28,000	25,790
KGHM Polska Miedz SA (Poland)*	3,292	47,185
Korea Zinc Co. Ltd. (South Korea)	220	64,116
Kumba Iron Ore Ltd. (South Africa)	75,053	1,174,070
Magnitogorsk Iron & Steel Works PJSC (Russia)	2,834,000	1,368,491
MMC Norilsk Nickel PJSC (Russia)	19,628	4,799,452
MMC Norilsk Nickel PJSC (Russia), ADR	17,061	421,444
Nanjing Iron & Steel Co. Ltd. (China) (Class A Stock)	515,900	227,448
Newcrest Mining Ltd. (Australia)	31,398	443,524
Northam Platinum Ltd. (South Africa)*	8,395	32,328
Northern Star Resources Ltd. (Australia)	90,799	585,693
Novolipetsk Steel PJSC (Russia)	407,880	634,954
Nucor Corp.	53,200	1,916,264
Olympic Steel, Inc.	6,700	69,345
Polyus PJSC (Russia)	17,685	2,391,441
POSCO (South Korea)	3,475	454,756
Ramelius Resources Ltd. (Australia)	1,285,191	800,598
Regis Resources Ltd. (Australia)	20,720	46,474
Reliance Steel & Aluminum Co.(a)	61,938	5,425,149
Rio Tinto Ltd. (Australia)	33,580	1,723,379
Rio Tinto PLC (Australia)	201,577	9,223,922
Royal Gold, Inc.	17,800	1,561,238
Ryerson Holding Corp.*	19,100	101,612
Severstal PJSC (Russia)	353,435	3,846,143
St. Barbara Ltd. (Australia)	37,214	48,660
Steel Dynamics, Inc.(a)	302,000	6,807,080
Tata Steel Ltd. (India)	17,788	63,380

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Tokyo Steel Manufacturing Co. Ltd. (Japan)	6,700	$ 41,900
Vale SA (Brazil)	40,445	336,257
Worthington Industries, Inc.	17,100	448,875
Yamato Kogyo Co. Ltd. (Japan)	42,700	731,195
		81,174,395
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AG Mortgage Investment Trust, Inc.	83,100	227,694
Colony Credit Real Estate, Inc.	84,100	331,354
Exantas Capital Corp.	7,200	19,872
Invesco Mortgage Capital, Inc.	141,000	480,810
Ladder Capital Corp.	82,827	392,600
TPG RE Finance Trust, Inc.	87,500	480,375
Western Asset Mortgage Capital Corp.	55,000	125,950
		2,058,655
Multiline Retail — 0.2%
Big Lots, Inc.(a)	139,400	1,982,268
Harvey Norman Holdings Ltd. (Australia)	161,014	290,585
Hyundai Department Store Co. Ltd. (South Korea)	13,634	655,208
Magazine Luiza SA (Brazil)	5,400	40,925
Next PLC (United Kingdom)	4,512	226,265
Pan Pacific International Holdings Corp. (Japan)	23,600	446,633
Shinsegae, Inc. (South Korea)	3,412	606,058
Target Corp.	148,200	13,778,154
Wesfarmers Ltd. (Australia)	97,761	2,082,413
		20,108,509
Multi-Utilities — 0.5%
A2A SpA (Italy)	89,228	110,978
ACEA SpA (Italy)	22,990	367,209
AGL Energy Ltd. (Australia)	24,173	252,268
Dominion Energy, Inc.	242,400	17,498,856
MDU Resources Group, Inc.(a)	402,893	8,662,199
Public Service Enterprise Group, Inc.	233,200	10,473,012
RWE AG (Germany)	136,968	3,591,147
Sempra Energy	114,700	12,959,953
		53,915,622
Oil, Gas & Consumable Fuels — 1.0%
Adaro Energy Tbk PT (Indonesia)	15,949,200	960,917
Arch Coal, Inc. (Class A Stock)	10,300	297,670
Bukit ASAm Tbk PT (Indonesia)	4,473,900	599,856
BW LPG Ltd. (Singapore), 144A	1,025,267	3,037,578
Chevron Corp.	142,400	10,318,304
China Coal Energy Co. Ltd. (China) (Class H Stock)	69,000	19,080
CNOOC Ltd. (China)	208,000	221,926
Coal India Ltd. (India)	29,669	54,952
ConocoPhillips	44,800	1,379,840
Diamondback Energy, Inc.	326,300	8,549,060
Dorian LPG Ltd.*	21,700	189,007
Ecopetrol SA (Colombia)	492,323	235,738
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Equinor ASA (Norway)	39,948	$ 494,317
Euronav NV (Belgium)	11,088	127,005
Exxaro Resources Ltd. (South Africa)	21,844	120,089
Frontera Energy Corp. (Colombia)	20,208	49,914
Frontline Ltd. (Norway)	6,407	62,138
Gazprom PJSC (Russia), ADR	172,312	793,097
Gaztransport Et Technigaz SA (France)	2,409	176,852
GS Holdings Corp. (South Korea)	959	28,819
Hindustan Petroleum Corp. Ltd. (India)	14,876	37,319
HollyFrontier Corp.	59,800	1,465,698
Inpex Corp. (Japan)	57,800	321,876
Japan Petroleum Exploration Co. Ltd. (Japan)	46,800	763,159
Kinder Morgan, Inc.	992,100	13,810,032
Koninklijke Vopak NV (Netherlands)	2,672	137,605
LUKOIL PJSC (Russia)	5,548	324,322
LUKOIL PJSC (Russia), ADR	13,571	805,803
Lundin Petroleum AB (Sweden)	247,458	4,733,378
Marathon Petroleum Corp.(a)	17,200	406,264
Neste OYJ (Finland)	46,396	1,573,515
Nordic American Tankers Ltd.	94,500	428,085
Novatek PJSC (Russia), GDR	1,846	211,772
Oil & Gas Development Co. Ltd. (Pakistan)	41,400	18,167
Oil & Natural Gas Corp. Ltd. (India)	576,608	521,886
OMV AG (Austria)	8,554	235,179
Origin Energy Ltd. (Australia)	1,001,937	2,673,261
PBF Energy, Inc. (Class A Stock)	227,200	1,608,576
Petroleo Brasileiro SA (Brazil)	92,900	253,700
Petronet LNG Ltd. (India)	41,237	108,753
Phillips 66	159,400	8,551,810
PTT Exploration & Production PCL (Thailand)	33,700	68,601
QEP Resources, Inc.	73,300	24,519
Reliance Industries Ltd. (India)	25,369	374,786
Renewable Energy Group, Inc.*	14,700	301,791
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	247,074	4,310,567
Santos Ltd. (Australia)	2,115,538	4,391,511
Shanxi Xishan Coal & Electricity Power Co. Ltd. (China) (Class A Stock)	236,000	160,690
Surgutneftegas PJSC (Russia)	1,131,300	473,629
Tatneft PJSC (Russia)	83,102	580,354
Tatneft PJSC (Russia), ADR	10,781	450,410
TORM PLC (United Kingdom)*	28,976	243,894
TOTAL SA (France)	58,371	2,234,085
United Tractors Tbk PT (Indonesia)	189,100	195,433
Valero Energy Corp.	174,000	7,892,640
World Fuel Services Corp.(a)	268,300	6,755,794
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	44,000	34,291
		95,199,314
Paper & Forest Products — 0.0%
Boise Cascade Co.	29,300	696,754
Neenah, Inc.	2,400	103,512
Oji Holdings Corp. (Japan)	51,400	275,241
Schweitzer-Mauduit International, Inc.	2,000	55,640

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Paper & Forest Products (cont’d.)
Verso Corp. (Class A Stock)*	7,700	$ 86,856
		1,218,003
Personal Products — 0.3%
Best World International Ltd. (Singapore)^	126,000	59,731
Coty, Inc. (Class A Stock)	1,009,500	5,209,020
Edgewell Personal Care Co.*(a)	155,600	3,746,848
Fancl Corp. (Japan)	41,800	939,215
Hengan International Group Co. Ltd. (China)	90,500	675,632
Kobayashi Pharmaceutical Co. Ltd. (Japan)	1,600	148,710
L’Oreal SA (France)	3,573	944,143
Noevir Holdings Co. Ltd. (Japan)	9,300	474,561
Nu Skin Enterprises, Inc. (Class A Stock)	91,500	1,999,275
Unilever NV (United Kingdom)	217,400	10,708,030
Unilever PLC (United Kingdom)	75,701	3,821,594
USANA Health Sciences, Inc.*	4,100	236,816
		28,963,575
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals, Inc.*	96,000	334,080
Aspen Pharmacare Holdings Ltd. (South Africa)*	102,637	535,777
Astellas Pharma, Inc. (Japan)	150,400	2,330,206
AstraZeneca PLC (United Kingdom)	80,616	7,244,663
Bayer AG (Germany)	35,576	2,058,198
Bristol-Myers Squibb Co.	437,700	24,397,398
Catalent, Inc.*	30,800	1,600,060
China Medical System Holdings Ltd. (China)	463,000	496,459
China Resources Double Crane Pharmaceutical Co. Ltd. (China) (Class A Stock)	92,400	164,370
China Resources Pharmaceutical Group Ltd. (China), 144A	264,000	158,053
Chugai Pharmaceutical Co. Ltd. (Japan)	26,500	3,075,336
Collegium Pharmaceutical, Inc.*	10,900	177,997
Daiichi Sankyo Co. Ltd. (Japan)	20,000	1,373,945
Dr. Reddy’s Laboratories Ltd. (India)	32,529	1,335,197
Eisai Co. Ltd. (Japan)	13,500	992,972
Eli Lilly & Co.	44,200	6,131,424
Faes Farma SA (Spain)	142,500	554,467
GlaxoSmithKline PLC (United Kingdom)	507,737	9,568,984
Hikma Pharmaceuticals PLC (Jordan)	208,604	5,238,183
Horizon Therapeutics PLC*	21,300	630,906
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	4,900	63,566
Johnson & Johnson	268,800	35,247,744
Kaken Pharmaceutical Co. Ltd. (Japan)	1,000	46,373
Kyowa Kirin Co. Ltd. (Japan)	9,500	212,190
Lannett Co., Inc.*(a)	35,400	246,030
Luye Pharma Group Ltd. (China), 144A	576,500	279,596
Merck & Co., Inc.	421,700	32,445,598
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Merck KGaA (Germany)	4,941	$ 506,026
Novartis AG (Switzerland)	156,760	12,904,406
Novo Nordisk A/S (Denmark) (Class B Stock)	116,532	7,013,762
Ono Pharmaceutical Co. Ltd. (Japan)	19,200	432,894
Orion OYJ (Finland) (Class B Stock)	97,939	3,997,341
Otsuka Holdings Co. Ltd. (Japan)	20,300	795,718
Pacira BioSciences, Inc.*(a)	12,700	425,831
Pfizer, Inc.	292,400	9,543,936
Recordati SpA (Italy)	4,771	202,060
Richter Gedeon Nyrt (Hungary)	44,494	841,184
Roche Holding AG (Switzerland)	73,471	23,795,542
Sanofi (France)	116,236	10,142,247
Sawai Pharmaceutical Co. Ltd. (Japan)	2,200	117,339
Shandong Buchang Pharmaceuticals Co. Ltd. (China) (Class A Stock)	24,486	69,392
Shionogi & Co. Ltd. (Japan)	106,900	5,267,145
Sino Biopharmaceutical Ltd. (Hong Kong)	338,000	443,400
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	8,700	112,508
Supernus Pharmaceuticals, Inc.*	51,300	922,887
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	460,182	4,132,434
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,660,382
Towa Pharmaceutical Co. Ltd. (Japan)	2,100	43,905
UCB SA (Belgium)	10,610	920,066
		221,230,177
Professional Services — 0.3%
ALS Ltd. (Australia)	154,857	530,434
ASGN, Inc.*	19,400	685,208
Barrett Business Services, Inc.	9,400	372,616
BayCurrent Consulting, Inc. (Japan)	1,600	75,024
Centre Testing International Group Co. Ltd. (China) (Class A Stock)	73,733	158,659
Experian PLC (United Kingdom)	41,965	1,159,932
Exponent, Inc.	7,000	503,370
Funai Soken Holdings, Inc. (Japan)	4,100	81,661
Heidrick & Struggles International, Inc.	15,500	348,750
IPH Ltd. (Australia)	10,655	47,022
IR Japan Holdings Ltd. (Japan)	5,500	296,675
Kelly Services, Inc. (Class A Stock)	5,400	68,526
Kforce, Inc.	23,300	595,781
ManpowerGroup, Inc.	81,800	4,334,582
Meitec Corp. (Japan)	1,100	43,818
Nomura Co. Ltd. (Japan)	6,900	52,447
Randstad NV (Netherlands)	112,746	3,946,025
Recruit Holdings Co. Ltd. (Japan)	72,900	1,895,226
RELX PLC (United Kingdom)	165,188	3,541,011
Teleperformance (France)	4,500	939,105
Tinexta SpA (Italy)	15,842	161,035
TriNet Group, Inc.*	32,200	1,212,652
TrueBlue, Inc.*	11,700	149,292
Wolters Kluwer NV (Netherlands)	168,996	11,946,642
		33,145,493

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development — 0.5%
Agile Group Holdings Ltd. (China)	912,000	$ 982,647
Aldar Properties PJSC (United Arab Emirates)	1,393,890	582,637
Allreal Holding AG (Switzerland)*	984	182,446
BR Malls Participacoes SA (Brazil)	302,200	574,611
Castellum AB (Sweden)	15,534	262,600
CBRE Group, Inc. (Class A Stock)*	55,300	2,085,363
China Aoyuan Group Ltd. (China)	283,000	327,581
China Evergrande Group (China)	351,000	579,134
China Overseas Land & Investment Ltd. (China)	214,000	661,933
China Resources Land Ltd. (China)	52,000	213,983
China Vanke Co. Ltd. (China) (Class H Stock)	34,800	114,239
CIFI Holdings Group Co. Ltd. (China)	1,082,000	777,167
CK Asset Holdings Ltd. (Hong Kong)	308,500	1,741,197
Corestate Capital Holding SA (Germany)	23,497	686,674
Cushman & Wakefield PLC*	29,800	349,852
Deutsche EuroShop AG (Germany)	7,511	86,069
Deutsche Wohnen SE (Germany)	45,354	1,731,721
Emaar Malls PJSC (United Arab Emirates)	106,387	30,866
Emaar Properties PJSC (United Arab Emirates)	1,200,509	723,850
Entra ASA (Norway), 144A	10,235	121,960
Financial Street Holdings Co. Ltd. (China) (Class A Stock)	176,285	162,389
Gazit-Globe Ltd. (Israel)	6,518	50,053
Gemdale Corp. (China) (Class A Stock)	45,600	90,463
Goldcrest Co. Ltd. (Japan)	10,500	157,842
Greenland Holdings Corp. Ltd. (China) (Class A Stock)	77,200	58,940
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	1,083,600	1,405,094
Hang Lung Properties Ltd. (Hong Kong)	205,000	416,689
Henderson Land Development Co. Ltd. (Hong Kong)	223,640	847,920
Hongkong Land Holdings Ltd. (Hong Kong)	29,700	111,440
Hulic Co. Ltd. (Japan)	19,800	201,806
IMMOFINANZ AG (Austria)*	5,441	96,756
Intershop Holding AG (Switzerland)	137	72,121
Jinke Properties Group Co. Ltd. (China) (Class A Stock)	76,000	85,258
Jones Lang LaSalle, Inc.(a)	107,003	10,805,163
K Wah International Holdings Ltd. (Hong Kong)	5,588,000	2,399,055
Kaisa Group Holdings Ltd. (China)*	1,259,000	462,078
Kenedix, Inc. (Japan)	516,300	1,962,639
Kerry Properties Ltd. (Hong Kong)	259,000	679,994
KWG Group Holdings Ltd. (China)*	787,500	1,115,613
Lendlease Group (Australia)	39,896	252,864
Logan Property Holdings Co. Ltd. (China)	410,000	629,099
Longfor Group Holdings Ltd. (China), 144A	44,500	216,976
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Mitsubishi Estate Co. Ltd. (Japan)	307,800	$ 4,549,180
New World Development Co. Ltd. (Hong Kong)	577,000	617,827
Newmark Group, Inc. (Class A Stock)	322,413	1,370,255
Nomura Real Estate Holdings, Inc. (Japan)	8,500	137,557
Open House Co. Ltd. (Japan)	3,900	80,581
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	94,657	198,583
PSP Swiss Property AG (Switzerland)	1,507	188,312
Realogy Holdings Corp.	50,400	151,704
RMR Group, Inc. (The) (Class A Stock)	6,100	164,517
Savills PLC (United Kingdom)	5,792	58,805
Shenzhen Investment Ltd. (China)	642,000	199,002
Shimao Property Holdings Ltd. (China)	283,000	989,809
Shui On Land Ltd. (China)	3,185,500	531,370
Sino Land Co. Ltd. (Hong Kong)	62,000	78,230
Sino-Ocean Group Holding Ltd. (China)	1,389,500	351,573
SM Prime Holdings, Inc. (Philippines)	476,300	263,970
Sun Hung Kai Properties Ltd. (Hong Kong)	50,500	663,962
Sunac China Holdings Ltd. (China)	132,000	607,971
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	465,500	2,982,302
Swire Properties Ltd. (Hong Kong)	134,600	376,702
TAG Immobilien AG (Germany)	9,299	184,050
Tokyo Tatemono Co. Ltd. (Japan)	13,700	145,406
Wharf Holdings Ltd. (The) (Hong Kong)	588,000	1,032,789
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	179,000	735,458
Wheelock & Co. Ltd. (Hong Kong)	183,000	1,240,157
Wihlborgs Fastigheter AB (Sweden)	4,888	67,905
Yuexiu Property Co. Ltd. (China)	4,986,000	893,571
Yuzhou Properties Co. Ltd. (China)	87,000	36,817
Zhenro Properties Group Ltd. (China)	160,000	100,496
		54,095,643
Road & Rail — 0.2%
Aurizon Holdings Ltd. (Australia)	1,785,662	4,645,132
Avis Budget Group, Inc.*(a)	219,000	3,044,100
BTS Group Holdings PCL (Thailand)	1,366,200	377,832
Canadian National Railway Co. (Canada)	5,800	453,474
Canadian Pacific Railway Ltd. (Canada)	3,100	684,080
Kansas City Southern(a)	16,700	2,123,906
Kintetsu Group Holdings Co. Ltd. (Japan)	17,000	787,890
Knight-Swift Transportation Holdings, Inc.(a)	13,800	452,640
Kyushu Railway Co. (Japan)	5,700	163,796
National Express Group PLC (United Kingdom)	962,485	2,451,136
Norfolk Southern Corp.	6,900	1,007,400
Sankyu, Inc. (Japan)	12,700	474,315
Seino Holdings Co. Ltd. (Japan)	5,000	54,354

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Stagecoach Group PLC (United Kingdom)	172,767	$ 148,018
Uber Technologies, Inc.*	97,300	2,716,616
West Japan Railway Co. (Japan)	5,900	403,543
		19,988,232
Semiconductors & Semiconductor Equipment — 2.0%
Advantest Corp. (Japan)	11,000	435,723
Amkor Technology, Inc.*(a)	39,300	306,147
ams AG (Austria)*	447,135	4,359,395
Applied Materials, Inc.	351,000	16,082,820
ASE Technology Holding Co. Ltd. (Taiwan)	309,000	596,356
ASM International NV (Netherlands)	15,389	1,547,022
ASML Holding NV (Netherlands)	3,779	1,001,782
Brooks Automation, Inc.	21,100	643,550
Cabot Microelectronics Corp.(a)	22,800	2,602,392
Cirrus Logic, Inc.*	77,600	5,092,888
Dialog Semiconductor PLC (United Kingdom)*	90,856	2,411,890
Globalwafers Co. Ltd. (Taiwan)	78,000	861,180
Intel Corp.	685,200	37,083,024
Lam Research Corp.	32,300	7,752,000
MediaTek, Inc. (Taiwan)	64,000	692,511
Micron Technology, Inc.*	303,600	12,769,416
Monolithic Power Systems, Inc.(a)	11,600	1,942,536
Nanya Technology Corp. (Taiwan)	394,000	696,913
NeoPhotonics Corp.*	103,000	746,750
Novatek Microelectronics Corp. (Taiwan)	285,000	1,617,333
NVIDIA Corp.	110,400	29,101,440
NXP Semiconductors NV (Netherlands)	6,319	524,035
Phison Electronics Corp. (Taiwan)	85,000	698,723
Photronics, Inc.*	37,100	380,646
Powertech Technology, Inc. (Taiwan)	575,000	1,620,147
QUALCOMM, Inc.	286,100	19,354,665
Realtek Semiconductor Corp. (Taiwan)	142,000	1,019,456
SK Hynix, Inc. (South Korea)	46,669	3,157,946
SMART Global Holdings, Inc.*(a)	11,800	286,740
STMicroelectronics NV (Switzerland)	38,647	836,894
Synaptics, Inc.*	58,500	3,385,395
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	874,000	7,913,179
Teradyne, Inc.(a)	159,100	8,618,447
Tokyo Electron Ltd. (Japan)	31,400	5,899,853
Ultra Clean Holdings, Inc.*	79,000	1,090,200
United Microelectronics Corp. (Taiwan)	3,518,000	1,569,301
Universal Display Corp.	41,600	5,482,048
Vanguard International Semiconductor Corp. (Taiwan)	481,938	942,650
Win Semiconductors Corp. (Taiwan)	100,000	855,944
Winbond Electronics Corp. (Taiwan)	1,511,000	564,853
		192,544,190
Software — 2.7%
ACI Worldwide, Inc.*	105,700	2,552,655
Adobe, Inc.*	89,600	28,514,304
Agilysys, Inc.*	5,900	98,530
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Avaya Holdings Corp.*	82,900	$ 670,661
Bottomline Technologies DE, Inc.*	10,300	377,495
CDK Global, Inc.	157,900	5,187,015
Check Point Software Technologies Ltd. (Israel)*(a)	7,000	703,780
CommVault Systems, Inc.*	102,600	4,153,248
Computer Engineering & Consulting Ltd. (Japan)	19,600	248,393
Cornerstone OnDemand, Inc.*(a)	38,000	1,206,500
Dassault Systemes SE (France)	4,755	705,075
Ebix, Inc.	31,200	473,616
Envestnet, Inc.*(a)	9,400	505,532
Fair Isaac Corp.*	11,300	3,476,897
Intuit, Inc.	78,000	17,940,000
J2 Global, Inc.(a)	87,700	6,564,345
Manhattan Associates, Inc.*(a)	98,000	4,882,360
Micro Focus International PLC (United Kingdom)	65,473	323,315
Microsoft Corp.	901,300	142,144,023
MicroStrategy, Inc. (Class A Stock)*	7,400	873,940
Nemetschek SE (Germany)	2,209	108,101
Nice Ltd. (Israel)*	1,487	219,004
Nuance Communications, Inc.*	97,500	1,636,050
OneSpan, Inc.*	5,200	94,380
Oracle Corp.	467,700	22,603,941
Progress Software Corp.	46,600	1,491,200
PTC, Inc.*	60,400	3,697,084
SAP SE (Germany)	27,942	3,107,155
SecureWorks Corp. (Class A Stock)*(a)	2,100	24,171
SPS Commerce, Inc.*	32,700	1,520,877
SS&C Technologies Holdings, Inc.	148,900	6,524,798
Systena Corp. (Japan)	3,300	44,967
Teradata Corp.*(a)	139,000	2,848,110
Verint Systems, Inc.*(a)	10,000	430,000
		265,951,522
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.*	10,400	574,392
AutoNation, Inc.*(a)	281,900	7,910,114
Best Buy Co., Inc.	119,300	6,800,100
China International Travel Service Corp. Ltd. (China) (Class A Stock)	6,867	65,138
Dick’s Sporting Goods, Inc.	62,800	1,335,128
Dunelm Group PLC (United Kingdom)	105,844	928,145
EDION Corp. (Japan)	476,100	3,943,434
Foot Locker, Inc.(a)	184,600	4,070,430
Genesco, Inc.*(a)	12,500	166,750
Group 1 Automotive, Inc.(a)	21,600	956,016
Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	390,268	5,016,989
Hikari Tsushin, Inc. (Japan)	13,900	2,333,981
Home Depot, Inc. (The)	41,800	7,804,478
Hornbach Holding AG & Co. KGaA (Germany)	1,165	49,142
Hotel Shilla Co. Ltd. (South Korea)	19,735	1,132,606
Industria de Diseno Textil SA (Spain)	178,992	4,631,105
JB Hi-Fi Ltd. (Australia)	15,043	257,484

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
JD Sports Fashion PLC (United Kingdom)	28,489	$ 161,606
JUMBO SA (Greece)	35,873	486,213
Kingfisher PLC (United Kingdom)	224,337	396,291
K’s Holdings Corp. (Japan)	11,300	107,110
Lowe’s Cos., Inc.	216,700	18,647,035
Murphy USA, Inc.*(a)	22,600	1,906,536
Office Depot, Inc.	82,200	134,808
Petrobras Distribuidora SA (Brazil)	6,700	20,296
Pets at Home Group PLC (United Kingdom)	36,042	115,010
RH*(a)	2,600	261,222
Sally Beauty Holdings, Inc.*(a)	180,600	1,459,248
Shanghai Yuyuan Tourist Mart Group Co. Ltd. (China) (Class A Stock)	161,200	166,082
Sonic Automotive, Inc. (Class A Stock)	89,100	1,183,248
Tilly’s, Inc. (Class A Stock)	17,000	70,210
TJX Cos., Inc. (The)	83,700	4,001,697
Yamada Denki Co. Ltd. (Japan)	34,900	139,342
Zhongsheng Group Holdings Ltd. (China)	14,000	48,709
Zumiez, Inc.*	14,400	249,408
		77,529,503
Technology Hardware, Storage & Peripherals — 1.6%
Advantech Co. Ltd. (Taiwan)	138,000	1,136,622
Apple, Inc.	500,800	127,348,432
Asustek Computer, Inc. (Taiwan)	121,000	818,652
Brother Industries Ltd. (Japan)	14,900	226,665
Catcher Technology Co. Ltd. (Taiwan)	105,000	676,001
Chicony Electronics Co. Ltd. (Taiwan)	580,000	1,455,701
Compal Electronics, Inc. (Taiwan)	1,274,000	729,469
Diebold Nixdorf, Inc.*(a)	233,700	822,624
FUJIFILM Holdings Corp. (Japan)	14,500	729,012
Konica Minolta, Inc. (Japan)	74,000	299,404
Lite-On Technology Corp. (Taiwan)	1,142,000	1,557,128
Logitech International SA (Switzerland)	5,571	240,395
MCJ Co. Ltd. (Japan)	117,900	651,418
Micro-Star International Co. Ltd. (Taiwan)	191,000	561,410
NCR Corp.*	181,500	3,212,550
Pegatron Corp. (Taiwan)	393,000	755,998
Quadient (France)	68,486	1,207,956
Quanta Computer, Inc. (Taiwan)	285,000	569,032
Samsung Electronics Co. Ltd. (South Korea)	109,575	4,257,265
Western Digital Corp.	121,100	5,040,182
Wistron Corp. (Taiwan)	1,266,000	1,025,321
Wiwynn Corp. (Taiwan)	30,000	693,217
		154,014,454
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. (China)	51,000	372,203
Burberry Group PLC (United Kingdom)	76,464	1,243,240
Capri Holdings Ltd.*	69,600	750,984
Deckers Outdoor Corp.*(a)	48,300	6,472,200
Feng TAY Enterprise Co. Ltd. (Taiwan)	190,500	820,143
Fila Holdings Corp. (South Korea)	30,501	723,062
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Goldwin, Inc. (Japan)(a)	77,400	$ 4,311,296
Japan Wool Textile Co. Ltd. (The) (Japan)	14,800	128,771
Li Ning Co. Ltd. (China)	117,500	339,712
LVMH Moet Hennessy Louis Vuitton SE (France)	10,173	3,775,077
Pandora A/S (Denmark)	7,109	230,421
Pou Chen Corp. (Taiwan)	1,272,000	1,081,054
PVH Corp.	65,100	2,450,364
Skechers U.S.A., Inc. (Class A Stock)*	172,700	4,099,898
Swatch Group AG (The) (Switzerland)	3,627	142,268
		26,940,693
Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.*	10,500	190,365
Deutsche Pfandbriefbank AG (Germany), 144A	6,151	47,018
Essent Group Ltd.	44,900	1,182,666
Federal Agricultural Mortgage Corp. (Class C Stock)	7,300	406,099
First Defiance Financial Corp.	5,700	84,018
Flagstar Bancorp, Inc.	20,100	398,583
HomeStreet, Inc.	8,400	186,732
Housing Development Finance Corp. Ltd. (India)	9,508	204,333
LIC Housing Finance Ltd. (India)	7,650	23,795
Meta Financial Group, Inc.	9,200	199,824
MGIC Investment Corp.	203,900	1,294,765
Mr. Cooper Group, Inc.*	25,600	187,648
Radian Group, Inc.	101,000	1,307,950
		5,713,796
Tobacco — 0.4%
Altria Group, Inc.	514,300	19,887,981
British American Tobacco PLC (United Kingdom)	298,941	10,184,710
Gudang Garam Tbk PT (Indonesia)	11,400	28,698
Imperial Brands PLC (United Kingdom)	188,802	3,491,187
ITC Ltd. (India)	272,092	615,807
Japan Tobacco, Inc. (Japan)	65,400	1,211,128
KT&G Corp. (South Korea)	14,519	887,823
Scandinavian Tobacco Group A/S (Denmark), 144A	338,017	3,412,017
Swedish Match AB (Sweden)	22,796	1,299,881
Turning Point Brands, Inc.(a)	26,500	559,415
		41,578,647
Trading Companies & Distributors — 0.3%
AerCap Holdings NV (Ireland)*	18,959	432,076
Beijer Ref AB (Sweden)	9,094	163,035
BMC Stock Holdings, Inc.*	149,600	2,652,408
Bunzl PLC (United Kingdom)	41,811	842,583
Diploma PLC (United Kingdom)	6,859	137,394
Ferguson PLC	84,115	5,206,728
Foundation Building Materials, Inc.*	43,100	443,499
GMS, Inc.*	262,100	4,122,833
Herc Holdings, Inc.*	26,300	538,098

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Howden Joinery Group PLC (United Kingdom)	598,365	$ 3,774,438
Indutrade AB (Sweden)	6,423	173,779
ITOCHU Corp. (Japan)	280,300	5,788,497
Mitsui & Co. Ltd. (Japan)	89,400	1,239,021
MonotaRO Co. Ltd. (Japan)	7,000	185,367
Posco International Corp. (South Korea)	23,819	220,204
WESCO International, Inc.*	45,100	1,030,535
Yuasa Trading Co. Ltd. (Japan)	5,100	134,801
		27,085,296
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	34,854	3,810,194
ASTM SpA (Italy)	3,239	57,149
Enav SpA (Italy), 144A	34,256	151,369
Fraport AG Frankfurt Airport Services Worldwide (Germany)	26,464	1,071,411
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	8,200	44,335
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	5,165	48,686
Hamburger Hafen und Logistik AG (Germany)	19,490	273,266
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	30,000	33,376
Kamigumi Co. Ltd. (Japan)	6,000	101,529
Malaysia Airports Holdings Bhd (Malaysia)	24,700	24,535
TAV Havalimanlari Holding A/S (Turkey)	187,231	467,143
Westports Holdings Bhd (Malaysia)	79,300	61,676
		6,144,669
Water Utilities — 0.0%
American States Water Co.	17,200	1,405,928
SJW Group	9,400	543,038
		1,948,966
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL (Thailand)	140,000	846,163
America Movil SAB de CV (Mexico) (Class L Stock)	999,400	594,016
China Mobile Ltd. (China)	18,000	134,701
Etihad Etisalat Co. (Saudi Arabia)*	8,961	51,568
Globe Telecom, Inc. (Philippines)	24,080	913,380
KDDI Corp. (Japan)	303,500	8,994,858
NTT DOCOMO, Inc. (Japan)	153,100	4,785,278
PLDT, Inc. (Philippines)	38,060	839,488
SK Telecom Co. Ltd. (South Korea)	478	69,234
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	323,277
Softbank Corp. (Japan)(a)	539,200	6,881,467
SoftBank Group Corp. (Japan)	35,900	1,279,237
Telephone & Data Systems, Inc.	55,500	930,180
TIM Participacoes SA (Brazil)	123,200	298,036
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Total Access Communication PCL (Thailand)	17,500	$ 21,603
Turkcell Iletisim Hizmetleri A/S (Turkey)	27,781	51,636
Vodafone Group PLC (United Kingdom)	822,289	1,141,386
		28,155,508

Total Common Stocks (cost $5,070,345,058)		4,266,829,251
Exchange-Traded Funds — 0.2%
iShares MSCI EAFE ETF	263,046	14,062,439
iShares MSCI EAFE Small-Cap ETF	40,000	1,793,200
iShares MSCI Emerging Markets ETF(a)	81,087	2,767,500

Total Exchange-Traded Funds (cost $19,872,963)		18,623,139
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	1,972	84,130
Hyundai Motor Co. (South Korea) (2nd PRFC)	11,477	534,545
Hyundai Motor Co. (South Korea) (PRFC)	13,179	556,136
Volkswagen AG (Germany) (PRFC)	10,918	1,281,345
		2,456,156
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	37,140	149,244
Bancolombia SA (Colombia) (PRFC)	75,108	471,505
Itausa - Investimentos Itau SA (Brazil) (PRFC)	103,000	172,456
		793,205
Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	162,304	359,917
Capital Markets — 0.0%
State Street Corp., 5.350%	60,000	1,473,000
Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	4,853	171,689
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	2,651	60,522
		232,211
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	10,300	98,043
Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)	195,600	993,792
Cia Energetica de Minas Gerais (Brazil) (PRFC)	278,700	476,827
		1,470,619

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)*	2,092	$ 508,157
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	10,141	815,087
Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	17,300	60,529
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	247,600	664,733
Surgutneftegas PJSC (Russia) (PRFC)	2,737,400	1,306,599
Transneft PJSC (Russia) (PRFC)	177	328,878
		2,300,210
Personal Products — 0.0%
LG Household & Health Care Ltd. (South Korea) (PRFC)	58	30,369
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	19,978	649,044

Total Preferred Stocks (cost $16,001,647)		11,246,547

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.8%
Automobiles — 0.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	4,500	4,440,223
Series 2019-02A, Class A, 144A
3.350%	09/22/25	8,200	7,755,666
Series 2019-03A, Class A, 144A
2.360%	03/20/26	10,900	9,545,848
Series 2020-01A, Class A, 144A
2.330%	08/20/26	5,200	4,570,984
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	9,000	8,944,749
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	6,860	6,931,614
Series 2019-01A, Class A, 144A
3.630%	09/14/27	14,900	14,531,690
			56,720,774
Collateralized Loan Obligations — 1.3%
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
3.119%(c)	04/20/31	4,970	4,669,225
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.219%(c)	10/18/26	242	240,744
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.059%(c)	07/20/30	12,000	$ 11,510,354
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
3.109%(c)	10/20/28	9,250	8,903,719
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.039%(c)	10/20/30	13,250	12,461,679
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.136%(c)	07/17/26	18,425	18,236,467
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.076%(c)	01/17/30	11,500	10,786,937
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.999%(c)	10/18/31	13,750	12,755,523
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.004%(c)	01/25/31	9,000	8,392,675
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.201%(c)	07/15/29	13,500	12,733,019
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.121%(c)	04/15/30	7,000	6,458,586
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.781%(c)	04/15/29	20,000	18,672,554
			125,821,482
Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27	7,300	6,390,254
Series 2019-02A, Class A, 144A
2.780%	04/20/28	3,600	3,131,468
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,400	2,022,307
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A
3.660%	02/20/29	122	121,185
Series 2017-01A, Class B, 144A
2.790%	09/14/32	2,500	2,218,797
Oportun Funding LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	4,516,855
Series 2018-C, Class A, 144A
4.100%	10/08/24	5,400	4,978,231
Series 2018-D, Class A, 144A
4.150%	12/09/24	3,800	3,509,275

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-A, Class A, 144A
3.080%	08/08/25	4,900	$ 4,193,933
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.797%(c)	02/25/23	3,880	3,558,618
			34,640,923
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	19,800	23,131,960
Equipment — 0.1%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	6,400	6,081,261
Home Equity Loans — 0.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-AR01, Class M3, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)
4.107%(c)	01/25/33	1,789	1,624,066
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)
2.297%(c)	08/25/33	1,691	1,618,514
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.922%(c)	03/25/34	594	566,292
Home Equity Asset Trust,
Series 2002-01, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)
2.267%(c)	11/25/32	942	854,121
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.200%)
2.647%(c)	05/25/33	1,902	1,772,905
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
2.027%(c)	04/25/34	580	539,408
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)
1.667%(c)	07/25/34	128	118,497
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)
1.747%(c)	08/25/35	811	697,260
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.967%(c)	10/25/33	573	547,543
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.997%(c)	06/25/33	384	365,898
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
1.547%(c)	01/25/35	873	849,486
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)
1.607%(c)	11/25/33	1,387	$ 1,226,294
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)
1.862%(c)	04/25/35	2,965	2,911,665
Series 2005-03, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)
1.832%(c)	11/25/35	163	161,820
			13,853,769
Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
3.297%(c)	04/25/23	3,080	2,740,100
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.747%(c)	06/25/24	3,550	3,029,765
			5,769,865
Residential Mortgage-Backed Securities — 0.4%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.693%(cc)	03/25/44	772	704,637
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)
1.607%(c)	11/25/32	425	401,507
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.397%(c)	10/25/37	2,343	2,308,924
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	462	424,710
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)
1.862%(c)	01/25/34	2,003	1,797,445
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	241	217,644
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	2,654	2,384,764
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	1,076	1,051,271
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	728	734,046
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	1,505	1,502,719
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
1.637%(c)	05/25/35	3,322	3,237,493

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.863%(cc)	11/25/35		1,465	$ 1,422,881
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	12,281	13,517,747
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A
3.757%(cc)	11/25/60		4,000	3,735,500
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		2,032	1,967,337
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		562	567,740
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		248	247,829
				36,224,194
Student Loans — 0.7%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	01/25/41		657	650,695
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		8,915	9,126,043
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		16,018	16,626,950
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		18,927	19,411,839
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		11,577	11,409,104
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		6,900	6,896,691
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		6,800	6,579,101
				70,700,423

Total Asset-Backed Securities (cost $386,938,873)				372,944,651
Bank Loans — 0.1%
Healthcare-Products — 0.0%
Avantor Funding, Inc.,
Repriced Euro Term Loan B3 (2020 Euro), 1 Month EURIBOR + 2.500%
2.500%(c)	11/21/24	EUR	479	484,575
Pharmaceuticals — 0.0%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.750%
4.750%(c)	04/13/26	EUR	2,830	2,770,071
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.072%(c)	04/20/26		1,414	1,081,669
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Bank Loans (continued)
Retail (cont’d.)
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750%
8.750%(c)	04/20/26^	EUR	914	$ 554,314
Term B, 3 - 6 Month GBP LIBOR + 4.750%
5.475%(c)	02/07/25	GBP	1,313	1,237,617
Term B1, 3 Month EURIBOR + 4.000%
4.000%(c)	02/07/25	EUR	2,911	2,481,501
				5,355,101

Total Bank Loans (cost $11,460,846)				8,609,747
Commercial Mortgage-Backed Securities — 3.7%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	13,556,801
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	6,666,224
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		17,000	17,098,297
Series 2017-C08, Class A3
3.305%	06/15/50		19,400	19,871,461
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		7,976	8,232,211
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		6,000	6,242,523
Series 2014-UBS02, Class A5
3.961%	03/10/47		5,578	5,811,885
Series 2014-UBS06, Class A4
3.378%	12/10/47		1,600	1,639,630
Series 2015-CR25, Class A3
3.505%	08/10/48		13,543	14,074,159
Series 2015-CR26, Class A3
3.359%	10/10/48		3,000	3,076,852
Series 2015-CR26, Class A4
3.630%	10/10/48		5,000	5,197,355
Series 2015-DC01, Class A4
3.078%	02/10/48		5,000	5,070,121
Series 2015-LC21, Class A3
3.445%	07/10/48		7,000	7,349,510
Series 2015-LC23, Class A3
3.521%	10/10/48		20,000	21,152,670
Series 2016-COR01, Class A3
2.826%	10/10/49		11,000	10,985,346
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		7,651	7,836,477
Series 2015-C03, Class A3
3.447%	08/15/48		7,000	7,224,017
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		10,900	11,130,542

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	1,480	$ 1,568,587
FHLMC Multifamily Structured Pass-Through Certificates,
Series K008, Class X1, IO
1.456%(cc)	06/25/20	6,238	62
Series K025, Class X1, IO
0.815%(cc)	10/25/22	11,869	208,984
Series K052, Class X1, IO
0.660%(cc)	11/25/25	106,377	3,252,936
Series K055, Class X1, IO
1.364%(cc)	03/25/26	31,972	2,200,639
Series K058, Class X1, IO
0.927%(cc)	08/25/26	202,104	10,120,729
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,636,269
Series 2015-GS01, Class A2
3.470%	11/10/48	20,000	21,228,654
Series 2017-GS06, Class A2
3.164%	05/10/50	15,500	15,520,076
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,782	3,886,915
Series 2014-C25, Class A4A1
3.408%	11/15/47	4,440	4,631,289
LCCM,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	8,374,549
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	11,587,552
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	25,675,730
Series 2017-H01, Class XB, IO
0.729%(cc)	06/15/50	175,741	7,547,619
UBS Commercial Mortgage Trust,
Series 2017-C03, Class ASB
3.215%	08/15/50	15,001	15,607,642
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,420	1,458,152
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,026,513
Series 2015-NXS01, Class A4
2.874%	05/15/48	7,500	7,524,284
Series 2015-NXS04, Class A3
3.452%	12/15/48	16,700	17,270,552
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,291,596
Series 2017-C39, Class ASB
3.212%	09/15/50	11,915	12,373,913

Total Commercial Mortgage-Backed Securities (cost $355,875,821)			361,209,323
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 5.2%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59	3,110	$ 2,838,689
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	6,500	4,566,991
7.875%	04/15/27	3,500	2,413,276
			9,818,956
Agriculture — 0.1%
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.875%	05/01/20	5,250	5,265,806
Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,100	1,128,049
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	595	626,261
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21	4,890	4,500,308
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29(a)	1,529	1,534,050
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27	1,859	1,858,121
			9,646,789
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.258%(c)	04/12/21	1,780	1,752,141
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	2,230	2,196,738
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	140	81,579
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	7,585	7,289,784
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38	790	570,730
6.250%	10/02/43	1,860	1,475,020
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21	4,470	4,273,035
			17,639,027
Auto Parts & Equipment — 0.0%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,040	722,808

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26(a)	1,410	$ 1,305,185
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)	3,000	2,310,577
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26	530	432,536
			4,771,106
Banks — 1.0%
Australia & New Zealand Banking Group Ltd./United Kingdom (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	—(rr)	735	725,365
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.968%(c)	04/12/23	1,600	1,548,923
Sr. Unsec’d. Notes
3.125%	02/23/23	3,600	3,567,129
3.848%	04/12/23	2,600	2,602,798
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(a)(rr)	1,700	1,790,309
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	2,260	2,112,175
Jr. Sub. Notes, Series Z
6.500%(ff)	—(rr)	420	443,928
Sub. Notes
6.110%	01/29/37(a)	3,080	3,872,755
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.950%	01/10/47	440	486,265
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	935	1,004,090
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	2,575	2,517,925
2.950%	07/23/21	2,000	2,005,863
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23	500	484,458
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(ff)	—(rr)	2,500	2,411,464
Jr. Sub. Notes, Series D
5.350%(ff)	—(rr)	670	589,619
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)	6,796	6,016,888
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	1,810	1,890,098
8.125%	07/15/39	1,110	1,730,389
Sub. Notes
4.750%	05/18/46	180	195,291
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22	2,595	$ 2,626,741
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25	600	608,786
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
3.041%(c)	02/04/21	4,100	4,054,971
Sr. Unsec’d. Notes
4.250%	02/04/21	3,775	3,632,285
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	3,640	3,512,934
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,300	3,230,503
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—(rr)	3,765	3,360,217
Sr. Unsec’d. Notes
2.875%	02/25/21	1,151	1,154,405
3.625%	02/20/24	400	413,964
3.750%	02/25/26	660	687,450
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
2.801%(c)	07/24/23	2,320	2,242,783
Sr. Unsec’d. Notes, MTN
4.000%	03/03/24	410	429,764
Sr. Unsec’d. Notes, Series FRN, 3 Month LIBOR + 1.770%
3.449%(c)	02/25/21	2,920	2,920,839
Sub. Notes
5.150%	05/22/45(a)	4,084	4,658,474
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	750	768,363
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)	1,345	1,269,985
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.240%(c)	—(rr)	807	723,816
Jr. Sub. Notes, Series Q
5.150%(ff)	—(rr)	3,500	3,325,000
Jr. Sub. Notes, Series U
6.125%(ff)	—(a)(rr)	750	723,373
Jr. Sub. Notes, Series Z
5.300%(ff)	—(rr)	3,505	3,268,725
Sr. Unsec’d. Notes
3.200%	01/25/23(a)	1,420	1,466,635
3.509%(ff)	01/23/29	885	920,571
3.964%(ff)	11/15/48	2,975	3,443,061
4.260%(ff)	02/22/48	3,550	4,119,798
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23	1,000	981,245
Morgan Stanley,
Sr. Unsec’d. Notes
4.375%	01/22/47	570	694,340

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	610	$ 653,574
U.S. Bancorp,
Jr. Sub. Notes, Series I
5.125%(ff)	—(a)(rr)	1,979	1,853,287
			93,741,621
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	3,590	3,954,681
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39	3,445	3,965,508
			7,920,189
Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21	15	15,581
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	1,725	1,586,206
5.500%	02/15/23	88	84,655
			1,686,442
Chemicals — 0.0%
Mexichem SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44	786	689,966
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	878	828,903
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	2,500	2,192,819
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	3,070	1,300,882
			5,012,570
Commercial Services — 0.2%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	4,490	4,659,796
7.000%	10/15/37	1,780	2,226,989
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	1,025	1,177,046
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,050	1,209,244
4.678%	07/01/2114	1,300	1,761,151
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	2,900	2,831,973
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
5.250%	01/15/30	3,679	$ 3,676,766
5.875%	09/15/26	550	557,789
			18,100,754
Computers — 0.0%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20	270	270,028
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21	1,980	1,818,198
American Express Co.,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
4.026%(c)	—(rr)	580	488,846
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	2,745	2,711,674
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27	915	767,951
8.125%	07/15/23	950	930,142
			6,716,811
Electric — 0.4%
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46	1,235	1,364,694
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48	2,550	2,931,084
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22	1,067	1,068,608
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	2,875	2,713,520
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	2,500	2,303,375
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45	1,365	1,567,702
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73(a)	900	950,157
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	2,260	2,504,138
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, EMTN
6.350%	08/10/28	1,775	1,511,093
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21	2,000	1,690,559
7.125%	02/11/25	1,025	727,317
Sr. Unsec’d. Notes, 144A, EMTN
6.750%	08/06/23	400	297,274

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	490	$ 550,689
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29	900	1,441,400
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	995	1,002,096
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32(a)	1,850	1,769,636
PECO Energy Co.,
First Mortgage
3.150%	10/15/25	3,500	3,645,894
3.700%	09/15/47	2,400	2,465,453
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	60	62,085
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	5,090	4,411,940
5.000%	03/15/44	2,610	2,707,847
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	6,165	6,458,565
Southern Co. (The),
Jr. Sub. Notes, Series B
5.500%(ff)	03/15/57(a)	342	322,067
			44,467,193
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	590	575,093
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21	525	522,452
			1,097,545
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	1,500	1,274,268
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26(a)	1,425	593,261
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	973	883,611
			1,476,872
Foods — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,230	1,241,541
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		810	$ 868,051
Kraft Heinz Foods Co.,
Gtd. Notes
3.500%	07/15/22(a)		4,005	3,973,545
Gtd. Notes, 144A
4.625%	10/01/39		850	780,748
4.875%	10/01/49		5,100	4,758,994
				11,622,879
Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,361	1,255,989
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		85	82,021
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48		5,540	5,672,088
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43		1,200	1,155,075
				8,165,173
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		225	308,339
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	4,460	4,068,534
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	600	658,515
2.250%	03/07/39	EUR	1,005	1,135,788
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	2,150	1,979,552
1.875%	10/01/49	EUR	1,430	1,247,091
				9,397,819
Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		1,318	1,383,211
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		885	851,473
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57		600	732,698
HCA, Inc.,
Sr. Sec’d. Notes
4.750%	05/01/23		1,000	1,018,527

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Mayo Clinic,
Unsec’d. Notes, Series 2016
4.128%	11/15/52		1,630	$ 2,300,126
New York and Presbyterian Hospital (The),
Unsec’d. Notes
3.954%	08/01/2119		3,560	3,715,779
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47		9,675	10,655,563
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
5.750%	01/30/40		1,126	1,217,778
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	06/15/23(a)		2,300	2,124,473
8.125%	04/01/22		550	519,537
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26		1,015	1,014,598
				25,533,763
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	1,531,518
6.250%	09/15/27		865	751,039
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		2,440	2,120,898
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		1,620	1,505,497
6.625%	07/15/27		1,900	1,710,150
				7,619,102
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	2,000	2,034,671
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
3.850%	04/01/23		7,518	7,630,945
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55		1,125	1,078,335
6.250%	05/01/36		3,700	4,373,412
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46(a)		950	969,450
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43		915	1,016,206
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	2,200	$ 2,412,662
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40		1,625	1,917,753
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50		1,660	1,487,134
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		596	537,354
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		1,375	1,561,100
				15,353,406
Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26(a)		798	677,429
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,500	1,411,015
				2,088,444
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	876,655
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		2,575	2,818,090
6.384%	10/23/35		3,945	4,689,540
6.484%	10/23/45		4,485	5,479,261
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50		2,860	3,102,288
6.950%	08/15/37		1,100	1,620,986
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		2,905	2,360,202
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		1,265	1,250,009
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23		1,250	1,289,148
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23(a)		1,740	1,524,054
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		685	645,443

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,000	$ 1,004,728
Gtd. Notes, 144A
5.375%	06/15/24	395	400,720
			27,061,124
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	2,025	2,008,509
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	5,960	6,039,667
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	4,700	4,804,042
			10,843,709
Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	4,000	2,909,009
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	800	229,443
10.000%	04/01/22	525	280,854
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33	3,495	2,760,924
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37	3,985	1,791,783
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	815	626,861
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	715	445,522
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	1,560	989,514
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25(a)	4,395	4,547,328
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37	2,450	2,052,882
MEG Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27	2,800	1,392,620
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	65	59,362
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		690	$ 405,009
5.250%	11/15/43		690	431,177
6.000%	03/01/41		1,420	1,039,145
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36		3,000	1,158,104
6.950%	07/01/24		3,500	2,002,828
7.500%	05/01/31		2,450	1,276,363
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34		1,000	468,835
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25	EUR	310	317,989
6.625%	01/16/34	GBP	1,280	1,449,875
7.375%	01/17/27(a)		2,995	3,068,834
Gtd. Notes, 144A
5.093%	01/15/30(a)		559	508,506
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	2,700	2,075,080
6.350%	02/12/48		1,902	1,190,568
6.500%	01/23/29		200	144,231
Gtd. Notes, 144A
6.840%	01/23/30		200	144,522
7.690%	01/23/50		2,077	1,418,267
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	3,360	2,687,834
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		150	112,459
5.000%	03/15/23(a)		2,575	1,879,799
Gtd. Notes, 144A
9.250%	02/01/26(a)		2,000	1,228,590
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		1,403	1,410,181
6.800%	05/15/38		1,755	1,853,732
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21(a)		475	318,457
				44,676,487
Oil & Gas Services — 0.1%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28		6,297	5,857,787
4.000%	12/21/25(a)		413	389,963
				6,247,750
Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22		1,750	1,869,551

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35	2,530	$ 2,802,518
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22	2,533	2,548,041
4.550%	03/15/35	1,830	2,067,994
Allergan Sales LLC,
Gtd. Notes, 144A
4.875%	02/15/21	2,122	2,174,470
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30(a)	500	473,268
7.000%	01/15/28(a)	840	870,519
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	1,375	1,652,527
5.000%	08/15/45	3,405	4,550,349
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	3,655	4,216,802
5.125%	07/20/45	1,750	2,006,617
5.300%	12/05/43	430	501,287
			23,864,392
Pipelines — 0.3%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	3,815	3,213,712
5.000%	05/15/50	2,835	2,188,343
5.875%	01/15/24	1,300	1,265,999
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)	2,990	1,818,895
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24	600	301,710
5.600%	04/01/44	350	117,352
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39	1,000	1,055,810
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38	1,620	1,619,331
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45	685	702,221
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47	290	231,200
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22(a)	1,035	985,386
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	2,874	2,665,699
6.850%	10/15/37	3,550	3,113,293
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		1,700	$ 1,340,303
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25		1,250	1,166,597
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.900%	02/15/45		3,000	2,075,153
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	156,251
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	1,695,574
4.900%	01/15/45		700	593,827
5.100%	09/15/45		1,200	1,138,638
5.400%	03/04/44		3,260	2,937,548
				30,382,842
Real Estate Investment Trusts (REITs) — 0.2%
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.400%	02/15/21		2,000	2,007,865
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		410	367,207
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		4,150	3,555,378
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	4,225	4,596,368
3.692%	06/05/28	GBP	3,900	4,576,196
5.250%	08/01/26(a)		285	283,227
SBA Tower Trust,
Asset-Backed, 144A
2.877%	07/15/46		1,505	1,499,814
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23		1,640	1,627,082
				18,513,137
Retail — 0.1%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.536%(c)	04/17/20		1,345	1,339,965
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	2,200	1,935,745
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		1,160	730,017
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23(a)		1,200	1,032,337

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	4,435	$ 3,616,964
			8,655,028
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	45	54,877
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.800%	02/15/27	15	15,585
4.550%	03/09/49	1,325	1,424,349
4.900%	08/15/37	418	469,278
5.250%	03/01/37	3,230	3,766,531
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	2,000	1,979,268
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	790	752,833
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
6.000%	11/15/22	2,175	2,259,649
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	699	697,647
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48	1,625	2,048,846
			13,413,986
Transportation — 0.0%
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23	1,785	1,746,924
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21	3,865	3,945,507

Total Corporate Bonds (cost $549,640,230)			511,636,002
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	555	583,249
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,330	1,993,909
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	4,685	$ 6,408,096
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,850	2,432,583
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45	340	381,232
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	850	1,064,583
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	360	376,967
			12,657,370
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	1,493,333
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	700,255
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	11,855	12,289,723
New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,571,300
North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-002, Class A3, 3 Month LIBOR + 0.800%
2.594%(c)	07/25/36	9,900	9,734,373
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	442,555
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,474,534
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,503,284
			3,977,818
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	2,241,740

Total Municipal Bonds (cost $44,378,333)			46,691,716

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 1.2%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
1.137%(c)	03/27/36	1,536	$ 1,443,537
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	315	309,397
Series 2015-R09, Class 1A1, 144A
2.773%(cc)	12/26/46	5,147	4,915,955
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.647%(c)	10/25/27	309	308,245
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	04/25/28	2,979	2,956,798
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.397%(c)	04/25/29	1,683	1,674,808
BVRT Financing Trust,
Series 2019-01, Class F, 144A
3.013%	09/15/21^	26,402	26,489,115
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.081%(c)	11/01/23	6,800	6,728,070
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.049%(c)	04/25/24	7,000	6,945,982
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.127%(c)	04/25/23	4,162	4,100,988
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.581%(c)	12/25/57	2,412	2,484,035
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.581%(c)	01/25/57	4,118	4,068,882
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	6,730	6,245,380
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	9,118	8,566,740
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.747%(c)	04/25/29	990	985,169
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32	657	68,503
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)
5.497%(c)	10/25/24	485	459,855
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/48	313	307,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.597%(c)	01/25/49	60	$ 52,788
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	13,330	13,049,614
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	10/26/36	2,179	2,002,942
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	10/26/36	1,600	1,258,614
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.270%)
1.290%(c)	03/19/35	1,884	1,666,728
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	05/25/29	167	166,333
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.410% (Cap 11.500%, Floor 0.410%)
1.357%(c)	05/25/36	267	216,275
Series 2006-02, Class 2M1, 1 Month LIBOR + 0.500% (Cap 11.500%, Floor 0.500%)
1.447%(c)	08/25/36	790	726,338
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.081%(c)	04/01/24	1,611	1,586,564
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	945	953,275
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	07/25/29	228	226,457
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
1.597%(c)	06/25/57	4,675	4,361,251
Park Avenue Funding Trust,
Series 2020-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
4.000%(c)	08/27/21^	3,597	3,597,212
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.347%(c)	03/25/28	1,278	1,275,467
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
3.647%(c)	03/25/28	2,810	2,832,819
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	06/25/29	77	77,010

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)
1.367%(c)	06/25/44		1,425	$ 1,200,400

Total Residential Mortgage-Backed Securities (cost $116,227,829)				114,309,392
Sovereign Bonds — 1.3%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23		5,670	1,649,007
6.875%	04/22/21		1,995	584,977
7.820%	12/31/33	EUR	787	291,483
7.820%	12/31/33	EUR	381	139,541
8.280%	12/31/33		1,592	558,512
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,932	3,945,261
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37		800	999,676
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25	EUR	2,020	1,942,547
4.750%	04/16/26	EUR	3,580	3,387,993
6.375%	04/11/31	EUR	2,010	1,762,379
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27		1,960	1,441,101
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23	EUR	1,000	1,178,752
3.650%(cc)	02/24/24	EUR	1,000	1,195,915
3.650%(cc)	02/24/26	EUR	800	986,677
3.650%(cc)	02/24/31	EUR	2,960	3,860,026
3.650%(cc)	02/24/32	EUR	2,410	3,228,202
3.650%(cc)	02/24/35	EUR	1,795	2,486,246
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	1,135	1,694,470
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	1,280	1,292,588
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	6,820	8,004,337
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, GMTN
1.750%	09/05/24		2,200	2,266,858
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		3,200	3,332,375
2.375%	02/13/25		3,000	3,190,009
2.625%	04/20/22		1,400	1,451,083
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		23,911	26,904,485
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%(cc)	02/27/26		3,230	$ 4,322,917
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21		2,640	763,481
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		12,335	14,153,757
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	5,880	9,015,173
Sr. Unsec’d. Notes, GMTN
5.375%	06/15/33		12,210	13,899,853
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	780	894,910
4.125%	03/11/39	EUR	1,576	1,744,595
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,600	1,656,498
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21		1,500	1,441,887
8.994%	02/01/24		675	623,437
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	2,395	2,116,072
7.750%	09/01/22		1,785	1,689,940
8.994%	02/01/24		1,000	923,610
9.750%	11/01/28		1,200	1,170,246

Total Sovereign Bonds (cost $138,849,861)				132,190,876
U.S. Government Agency Obligations — 0.3%
Fannie Mae Strips Principal, MTN
2.311%(s)	10/08/27		1,735	1,569,504
Federal Home Loan Mortgage Corp.
6.250%	07/15/32(k)		910	1,422,432
6.750%	09/15/29(k)		4,030	5,997,743
6.750%	03/15/31(h)(k)		2,800	4,371,678
Federal Home Loan Mortgage Corp., MTN
2.543%(s)	12/14/29		2,100	1,851,628
Federal National Mortgage Assoc.
6.250%	05/15/29(k)		4,270	6,106,439
6.625%	11/15/30(k)		1,340	2,057,014
7.125%	01/15/30(k)		100	153,610
Tennessee Valley Authority Generic Strip, Bonds
2.705%(s)	09/15/30		2,480	2,049,458
2.897%(s)	03/15/33		461	365,427

Total U.S. Government Agency Obligations (cost $23,817,814)				25,944,933
U.S. Treasury Obligations — 2.1%
U.S. Treasury Bonds
2.000%	02/15/50		9,000	10,452,656
2.375%	11/15/49(h)(k)		12,045	15,014,845
3.375%	05/15/44		110	156,355
3.625%	08/15/43		5	7,324
3.750%	11/15/43		1,320	1,972,163

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes
0.500%	03/31/25	12,000	$ 12,075,938
1.500%	08/15/22(k)	1,000	1,028,672
1.500%	09/15/22(k)	1,600	1,647,875
1.500%	02/15/30	111,000	119,671,875
U.S. Treasury Strips Coupon
1.511%(s)	02/15/25	15,000	14,645,508
1.559%(s)	02/15/26	14,500	14,015,156
1.872%(s)	05/15/31(k)	1,600	1,442,250
1.889%(s)	08/15/29(k)	1,600	1,480,000
2.089%(s)	11/15/35(k)	2,330	1,954,561
2.132%(s)	11/15/28(k)	1,620	1,515,902
2.161%(s)	05/15/29(k)	1,235	1,148,019
2.251%(s)	08/15/40(k)	2,780	2,124,528
U.S. Treasury Strips Principal, PO
2.118%(s)	02/15/45	8,250	5,814,639

Total U.S. Treasury Obligations (cost $202,289,114)			206,168,266

Total Long-Term Investments (cost $6,935,698,389)			6,076,403,843

	Shares
Short-Term Investments — 30.6%
Affiliated Mutual Funds — 28.2%
PGIM Core Ultra Short Bond Fund(w)	2,409,574,290	2,409,574,290
PGIM Institutional Money Market Fund (cost $356,069,311; includes $355,665,836 of cash collateral for securities on loan)(b)(w)	356,952,367	356,381,243

Total Affiliated Mutual Funds (cost $2,765,643,601)		2,765,955,533

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) — 2.3%
U.S. Treasury Bills
0.050%	02/25/21	600	599,314
0.055%	06/18/20	1,100	1,099,750
0.061%	06/18/20	45,600	45,589,641
0.072%	02/25/21	177,600	177,397,016
0.135%	06/18/20	6,200	6,198,591

Total U.S. Treasury Obligations (cost $230,974,044)			230,884,312

Value
Options Purchased*~ — 0.1%
(cost $13,227,843)	$ 8,606,291

Total Short-Term Investments (cost $3,009,845,488)	3,005,446,136

TOTAL INVESTMENTS—92.6% (cost $9,945,543,877)	9,081,849,979

Other assets in excess of liabilities(z) — 7.4%	729,495,869

Net Assets — 100.0%	$ 9,811,345,848

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CAC40	French Stock Market Index
CDI	Chess Depository Interest
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
DAX	German Stock Index
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
IO	Interest Only (Principal amount represents notional)
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SONIA	Sterling Overnight Index Average
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TOPIX	Tokyo Stock Price Index
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $30,700,372 and 0.3% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $343,176,207; cash collateral of $355,665,836 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of March 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	02/03/25	$3,310.00	105	11	$2,404,084
S&P 500 Index (FLEX)	Call	12/02/25	$3,150.00	50	5	1,584,504
S&P 500 Index (FLEX)	Call	02/03/26	$3,320.00	105	11	2,902,341
Total Exchange Traded (cost $13,186,342)						$6,890,929

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	7,266	$ 129,603
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	17,660	292,915
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	35,057	583,766
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	35,540	604,012
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	7,064	105,066
Total OTC Traded (cost $41,501)							$1,715,362
Total Options Purchased (cost $13,227,843)							$8,606,291
A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Financial Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
845	2 Year U.S. Treasury Notes	Jun. 2020	$ 186,223,476	$ 2,835,228
18	5 Year Euro-Bobl	Jun. 2020	2,684,216	16,859
4,185	5 Year U.S. Treasury Notes	Jun. 2020	524,629,005	12,181,265
1,005	10 Year U.S. Treasury Notes	Jun. 2020	139,380,938	2,531,729
162	10 Year U.S. Ultra Treasury Notes	Jun. 2020	25,277,063	1,579,215
625	20 Year U.S. Treasury Bonds	Jun. 2020	111,914,063	8,326,694
958	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	212,556,250	9,507,642
359	CAC40 10 Euro	Apr. 2020	17,401,611	2,129,617
63	DAX Index	Jun. 2020	17,209,996	2,081,684
87	IBEX 35 Index	Apr. 2020	6,489,830	504,564
2,666	Russell 2000 E-Mini Index	Jun. 2020	152,975,080	2,594,299
15,217	S&P 500 E-Mini Index	Jun. 2020	1,955,156,245	60,958,404
149	TOPIX Index	Jun. 2020	19,441,711	463,959
				105,711,159
Short Positions:
2,869	2 Year U.S. Treasury Notes	Jun. 2020	632,278,288	(8,241,428)
176	10 Year Euro-Bund	Jun. 2020	33,485,985	(23,985)
18	20 Year U.S. Treasury Bonds	Jun. 2020	3,223,125	(64,754)
				(8,330,167)
				$ 97,380,992

Commodity Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
1,942	Mini MSCI EAFE Index	Jun.2020	$151,408,030	$5,640,589
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	16,984	$ 19,639,962	$ 21,095,817	$1,455,855	$ —
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	GBP	9,714	12,553,089	12,066,604	—	(486,485)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	GBP	5,610	6,465,846	6,970,228	504,382	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	GBP	3,641	4,196,201	4,526,108	329,907	—
Expiring 05/05/20	JPMorgan Chase Bank, N.A.	GBP	6	7,332	7,728	396	—
Euro,
Expiring 04/02/20	Bank of America, N.A.	EUR	6,704	7,509,609	7,394,385	—	(115,224)
Expiring 04/02/20	Bank of America, N.A.	EUR	1,227	1,375,000	1,353,790	—	(21,210)
Expiring 04/02/20	Bank of America, N.A.	EUR	760	828,890	838,252	9,362	—
Expiring 04/02/20	Barclays Bank PLC	EUR	93,904	101,228,330	103,572,437	2,344,107	—
Expiring 04/02/20	Barclays Bank PLC	EUR	1,110	1,255,418	1,223,913	—	(31,505)
Expiring 04/02/20	Citibank, N.A.	EUR	1,900	2,092,485	2,095,629	3,144	—
Expiring 04/02/20	Citibank, N.A.	EUR	524	595,115	577,638	—	(17,477)
Expiring 04/02/20	Citibank, N.A.	EUR	436	469,562	481,140	11,578	—
Expiring 04/02/20	Citibank, N.A.	EUR	292	312,756	322,556	9,800	—
Expiring 04/02/20	Goldman Sachs International	EUR	3,518	3,971,348	3,880,241	—	(91,107)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	5,305	5,829,635	5,851,188	21,553	—
A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	482	$ 534,874	$ 531,809	$ —	$ (3,065)
Expiring 04/02/20	JPMorgan Chase Bank, N.A.	EUR	284	321,313	312,948	—	(8,365)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	EUR	4,480	5,010,722	4,941,511	—	(69,211)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	EUR	1,410	1,611,643	1,554,974	—	(56,669)
Expiring 04/02/20	The Toronto-Dominion Bank	EUR	2,507	2,718,443	2,764,623	46,180	—
Expiring 05/05/20	BNP Paribas S.A.	EUR	648	702,899	715,284	12,385	—
Expiring 05/05/20	UBS AG	EUR	24,844	26,717,139	27,439,047	721,908	—
				$205,947,611	$210,517,850	5,470,557	(900,318)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/02/20	Citibank, N.A.	GBP	26,698	$ 34,486,657	$ 33,162,421	$1,324,236	$ —
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	5,610	7,309,410	6,970,228	339,182	—
Expiring 05/05/20	Citibank, N.A.	GBP	16,984	19,655,264	21,111,592	—	(1,456,328)
Euro,
Expiring 04/02/20	UBS AG	EUR	121,377	131,654,321	133,873,917	—	(2,219,596)
Expiring 04/02/20	UBS AG	EUR	3,030	3,296,262	3,341,978	—	(45,716)
Expiring 05/05/20	Barclays Bank PLC	EUR	93,904	101,392,662	103,713,008	—	(2,320,346)
				$297,794,576	$302,173,144	1,663,418	(6,041,986)
						$7,133,975	$(6,942,304)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Russia	12/20/23	1.000%(Q)	18,000	1.620%	$ (396,992)	$ (17,500)	$ (379,492)	Barclays Bank PLC
Government of Malaysia	12/20/23	1.000%(Q)	6,000	0.777%	51,128	(5,833)	56,961	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	20,000	0.332%	501,919	(19,444)	521,363	Barclays Bank PLC
Republic of Argentina	12/20/23	1.000%(Q)	6,000	199.475%	(4,507,193)	(5,833)	(4,501,360)	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	30,000	2.258%	(1,334,996)	(29,167)	(1,305,829)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	6,000	1.009%	75	(5,833)	5,908	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	8,000	1.839%	(238,757)	(7,778)	(230,979)	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	8,000	1.575%	(162,966)	(7,778)	(155,188)	Barclays Bank PLC
Republic of Lebanon	12/20/23	1.000%(Q)	6,000	*	(5,125,172)	(5,833)	(5,119,339)	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	6,000	1.119%	(24,046)	(5,833)	(18,213)	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	6,000	0.892%	25,722	(5,833)	31,555	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	6,000	0.700%	68,125	(5,833)	73,958	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	18,000	3.757%	(1,702,251)	(17,500)	(1,684,751)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	30,000	5.166%	(4,141,278)	(29,167)	(4,112,111)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	26,000	1.953%	(880,847)	(25,278)	(855,569)	Barclays Bank PLC
					$(17,867,529)	$(194,443)	$(17,673,086)

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	200,000		$18,385,149		$(45,556)		$18,430,705		Barclays Bank PLC
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Argentina	06/20/21	5.000%(Q)	2,910	$2,108,620	$1,253,321	$855,299	Morgan Stanley & Co. International PLC
United Mexican States	06/20/23	1.000%(Q)	2,550	64,063	15,939	48,124	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	63,309	40,011	23,298	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	21,229	14,919	6,310	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	21,103	13,711	7,392	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	21,103	4,962	16,141	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	10,928	2,729	8,199	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	335	18,346	2,456	15,890	Citibank, N.A.
				$2,328,701	$1,348,048	$980,653

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	1,000	0.439%	$ 1,761	$ 4,846	$ (3,085)	Citibank, N.A.
Boeing Co.	12/20/21	1.000%(Q)		7,800	4.579%	(450,842)	78,454	(529,296)	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)		13,650	1.305%	(4,747)	40,687	(45,434)	Goldman Sachs International
General Electric Co.	06/20/20	1.000%(Q)		4,725	1.305%	(1,643)	18,641	(20,284)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		1,590	1.606%	(29,541)	(155,618)	126,077	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		3,800	1.801%	(120,972)	(822,278)	701,306	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)		2,500	1.904%	(99,694)	(575,347)	475,653	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)		1,660	2.054%	(91,704)	(300,672)	208,968	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)		4,000	2.110%	(250,315)	(645,863)	395,548	Citibank, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)		2,380	0.233%	4,885	(98,009)	102,894	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		1,395	1.538%	(30,174)	6,528	(36,702)	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,125	8.570%	(429,338)	(117,594)	(311,744)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		2,100	8.570%	(424,287)	(139,592)	(284,695)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		705	8.570%	(142,439)	(48,023)	(94,416)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	8.570%	(141,429)	(46,819)	(94,610)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		700	8.570%	(141,429)	(38,919)	(102,510)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)		355	8.570%	(71,725)	(19,625)	(52,100)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)		335	7.933%	(84,654)	(32,902)	(51,752)	Citibank, N.A.
A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Argentina	06/20/24	5.000%(Q)	2,910	193.160%	$(2,140,068)	$(1,398,821)	$(741,247)	Morgan Stanley & Co. International PLC
					$(4,648,355)	$(4,290,926)	$(357,429)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	58,000	$(575,257)	$1,914,578	$2,489,835

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)		Value at Trade Date		Value at March 31, 2020		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	104,400		1.080%		$2,757,047		$(344,422)		$(3,101,469)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	30,200	*	$(139,146)	$(18,120)	$(121,026)	Citibank, N.A.
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	11,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$ (55)	$ 216,574	$ 216,629
BRL	44,323	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	(204,109)	(204,109)
BRL	13,051	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	40,615	40,615
BRL	14,797	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	51,284	51,284
BRL	11,949	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	(16,134)	(16,134)
CNH	33,240	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(464)	137,064	137,528
CNH	96,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	393,385	393,385
CNH	35,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(33)	157,748	157,781
CNH	50,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(139)	214,806	214,945
COP	7,750,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	(8,418)	(8,418)
COP	5,475,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	(50,048)	(50,048)
COP	3,831,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	(34,320)	(34,320)
EUR	20,000	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(8,751)	(25,532)	(16,781)
EUR	8,170	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(6,954)	(30,310)	(23,356)
EUR	13,150	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(8,354)	(101,767)	(93,413)
EUR	5,605	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(31,505)	(94,926)	(63,421)
EUR	17,915	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(189,273)	(502,705)	(313,432)
EUR	570	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(3,351)	(20,269)	(16,918)
EUR	10,215	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(168,477)	(514,569)	(346,092)
EUR	1,145	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	243,937	271,470	27,533
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(122,129)	(122,129)
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	(547,068)	(233,121)
HUF	196,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	2,993	2,993
HUF	3,067,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	53,949	53,949
HUF	864,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	63,298	63,298
JPY	4,894,880	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(10,743)	(10,743)
NZD	4,200	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	142,726	142,726
	136,660	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(2,214)	828,971	831,185
	56,470	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(16,909)	(16,909)
	49,745	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(17,203)	1,061,870	1,079,073
	64,393	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(220,522)	(220,522)
	191,103	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	4,143,735	4,143,735
	93,900	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(244,595)	(244,595)
	139,873	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(233,269)	1,993,416	2,226,685
	163,380	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	155,118	2,561,520	2,406,402
	168,165	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	530,881	2,867,258	2,336,377
	62,935	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(275,146)	(275,146)
	9,145	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(490,658)	(490,658)
	52,258	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(146,701)	(6,230,703)	(6,084,002)
	14,060	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	296	(1,709,319)	(1,709,615)
	21,389	04/30/26	1.875%(S)	3 Month LIBOR(1)(Q)	(88,917)	(1,795,530)	(1,706,613)
	50,191	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	646,345	(5,249,468)	(5,895,813)
	16,000	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	21,185	(1,758,031)	(1,779,216)
	22,445	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(14,896)	(2,733,149)	(2,718,253)
	9,225	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(980,626)	(980,626)
	7,088	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(36,975)	(1,344,109)	(1,307,134)
	6,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(564,750)	(564,750)
	4,585	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	(721,474)	(721,474)
	1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(466,639)	(466,639)
	22,459	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	2,530	709,499	706,969
	2,295	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	47,728	47,728
A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	1,890	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	$ —	$ (182,476)	$ (182,476)
	2,935	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	(541,890)	(541,890)
	1,765	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(767,519)	(767,519)
	1,635	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(747,416)	(747,416)
ZAR	54,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,514)	(239,987)	(237,473)
ZAR	73,000	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(22,986)	(311,124)	(288,138)
ZAR	39,200	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,104	(154,333)	(155,437)
ZAR	34,900	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(331)	(108,252)	(107,921)
ZAR	23,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(228)	(66,005)	(65,777)
					$ 303,859	$(14,243,768)	$(14,547,627)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	687	$(17,625)	$(1,501)	$(16,124)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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